As filed with the Securities and Exchange Commission on December 23, 2013.

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1940	☒
Amendment No. 40	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(212) 250-5883

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485 .

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

db X-trackers Harvest China A-Shares

Financial Sector Fund

NYSE Arca, Inc.: ASHF

PROSPECTUS

            , 2014

The U.S. Securities and Exchange Commission (“SEC”) and the U.S. Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Shares in the Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank.

Shares in the Fund involve investment risks, including the loss of principal.

db X-trackers Harvest China A-Shares Financial

Sector Fund

Ticker: ASHF	Stock Exchange: NYSE Arca

Investment Objective

The db X-trackers Harvest China A-Shares Financial Sector Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 800 Financial Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	X.XX%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	X.XX%
Total Annual Fund Operating Expenses After Fees Waivers and/or Expense Reimbursement	X.XX%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

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Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$XXX	$XXX

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to reflect the price fluctuation and performance of the financial sector of the China A-Share market. The Underlying Index consists of those issuers in the CSI 800 Index (the “Parent Index”) that represent the financial sector. The Parent Index is composed of the 800 largest and most liquid stocks in the China A-Share market. The Underlying Index includes small-cap, mid-cap, and large-cap stocks. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on the Shenzhen and Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities market only through certain foreign institutional investors that have obtained status as a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and have been granted a specific aggregate dollar amount investment quota by China’s State Administration of Foreign Exchange (“SAFE”) to invest foreign freely convertible currencies (in the case of a QFII) and RMB (in the case of a RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets.

The Sub-Adviser is a licensed RQFII and has been granted RQFII quota for the Fund’s investment. The Sub-Adviser, on behalf of the Fund, may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the specified quota amount. The Sub-Adviser may apply for an increase of the initial RQFII quota if it uses the initial quota in its entirety.

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The Sub-Adviser expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Sub-Adviser expects to invest directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Sub-Adviser to acquire component securities due to limited availability or regulatory restrictions, the Sub-Adviser may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index when the Sub-Adviser is using a representative sampling indexing strategy.

The Fund will normally invest at least 80% of its total assets in securities of issuers that comprise the Underlying Index. While the Fund intends to invest primarily and directly in A-Shares, the Fund also may invest in securities of issuers not included in the Underlying Index, futures contracts, swap contracts and other types of derivative instruments, and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Adviser and/or Sub-Adviser believes will help the Fund to achieve its investment objective. The remainder of the Fund’s assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers in the financial sector or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers in the financial sector.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. The Underlying Index is concentrated in the financial sector.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return, and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “A Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

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Special Risk Considerations Relating to the RQFII Regime and Investments in A-Shares. The Adviser’s ability to achieve its investment objective by investing in the component securities of the Underlying Index is dependent on the continuous availability of A-Shares and the Sub-Adviser’s ability to obtain additional RQFII quota on behalf of the Fund. If the Sub-Adviser’s RQFII quota is or becomes inadequate to meet the investment needs of the Fund or if the Sub-Adviser is unable to maintain its RQFII status, the Adviser and/or Sub-Adviser may seek to gain exposure to the A-Shares market by investing in securities not included in the Underlying Index, futures contracts, swaps and other derivative instruments, and other pooled investment vehicles, including foreign and/or affiliated funds, that provide exposure to the A-Shares market until additional RQFII quota can be obtained. A reduction in or elimination of the RQFII quota may not only adversely affect the ability of the Fund to invest directly in A-Shares, but also the willingness of swap counterparties to engage in swaps and the performance of pooled investment vehicles linked to the performance of A-Shares. Therefore, any such reduction or elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. These risks are compounded by the fact that at present there are only a limited number of firms and counterparties that have QFII or RQFII status or are otherwise able to obtain A-Shares quota. In addition, the RQFII quota may be reduced or revoked by Chinese regulators if, among other things, the Sub-Adviser fails to observe SAFE and other applicable Chinese regulations, which could also lead to other adverse consequences, including the requirement that the Fund dispose of its A-Shares holdings.

If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of RQFII quota or other investments that provide exposure to the performance of A-Shares, the Fund could, among other actions, limit or suspend creations until the Sub-Adviser determines that the requisite exposure to the Underlying Index is obtainable. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include
A-Shares as its component securities, or decide to liquidate the Fund.

Special Risk Considerations of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility, (ii) currency devaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue

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to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade limitations, and (xi) custody risks associated with investing through a RQFII.

A-Shares Tax Risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in China. China also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China. There is at present, however, no direct authority on the application of these taxes to an RQFII. In the case of the capital gains tax, moreover, the methodology for calculating and collecting the tax is as yet undetermined, and the Chinese tax authorities are not currently enforcing the collection of the tax. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain. Finally, it is also unclear how China’s business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. The imposition of such taxes could have a material adverse effect on the Fund’s returns.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

In light of this uncertainty, the Fund presently plans to reserve 10% of its realized and unrealized gains from its A-Share investments to meet any potential withholding tax liability. The Fund’s withholding provision may be excessive or inadequate to meet actual Chinese tax liabilities with respect to the Fund’s investments. The Fund will be liable to the Sub-Adviser for any Chinese tax that is imposed on the Sub-Adviser with respect to the Fund’s investments in excess of such provision.

As described below under “Taxes – Taxes on Distributions,” the Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, however, your ability to claim a credit for certain Chinese taxes may be limited under general U.S. tax principles.

In addition, to the extent the Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in A-Shares and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. Also the Fund may be required to periodically adjust its positions in those instruments

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to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares.

Should the Chinese government impose restrictions on the Fund’s ability to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Derivatives Risk. The Fund’s investments in derivatives and swap contracts, in particular, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Currency and Repatriation Risk. The Underlying Index is calculated in RMB (CNY) whereas the Fund’s reference currency is the U.S. dollar. As a result, the Fund’s return may be adversely affected by currency exchange rates. In addition, the Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency, and strictly regulates currency exchange from RMB. There is no assurance that there will always be sufficient amounts of RMB for the Fund to remain fully invested. Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that Chinese rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the Chinese rules and regulations may be applied retroactively. Any restrictions on repatriation of the Fund’s portfolio investments may have an adverse effect on the Fund’s ability to meet redemption requests.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Emerging Market Issuers Risk. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S.

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Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. The Fund invests a significant portion of its assets in securities of issuers in the financial sector. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. The Chinese government encourages banks and certain non-banking financial institutions to conduct strategic transformation and financial innovations in various areas, and continue to facilitate greater access to China’s financial industries. Such changes may have an adverse effect on the value of the Fund’s financial institution holdings. The Fund also may be subject to ownership restrictions with respect to its investments in banks and certain other financial institutions in China.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, operational inefficiencies, and the maintenance of a tax reserve as a provision for potential Chinese taxes. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index or invest in them

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in the exact proportions they represent of the Underlying Index due to legal restrictions or limitations imposed by the Chinese Government or a lack of liquidity on stock exchanges in which such securities trade. The performance of the Fund also may diverge from that of the Underlying Index if the Adviser and/or Sub-Adviser seek to gain exposure to A-Shares by investing in securities not included in the Underlying Index, derivative instruments, and other pooled investment vehicles because the Sub-Adviser’s RQFII quota has become inadequate or the Sub-Adviser is unable to maintain its RQFII status. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. If the Fund uses a representative sampling approach, it may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize gains or losses that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in kind. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on an exchange.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. Because the Fund’s investments are concentrated in the financial sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. In particular, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect

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on the financial sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Shares May Trade at Prices Different Than NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Capitalization Securities Risk. The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index and, thus, the Fund’s portfolio may underperform other segments of the Chinese equity market or the equity market as a whole.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.dbxetf.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.

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Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. Harvest Global Investments Limited.

Portfolio Managers. Mr. Andy Yang and Mr. Xiaodong Sun, each an employee of the Sub-Adviser, are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager functions as a member of a portfolio manager team. Mr. Yang and Mr. Sun have been Portfolio Managers of the Fund since the Fund’s inception.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Purchase and Sale of Fund Shares

Fund shares will be listed and traded at market prices on an exchange. Individual Fund shares may only be purchased and sold on the exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income, qualified dividend income, or capital gains. For more information regarding the tax consequences that may be associated with investing in the Fund, please refer to the section of the Prospectus entitled “Taxes — Taxes on Distributions.”

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Additional Information About the Fund’s Investment Strategies and Risks

DBX ETF Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment series or portfolios. The Fund is a series of the Trust.

Principal Investment Strategies

The Sub-Adviser intends to fully (or at least substantially) replicate the Underlying Index, but may pursue a representative sampling indexing strategy in circumstances where there is limited availability of component securities or regulatory restrictions that inhibit the transferability of component securities. The Adviser and Sub-Adviser expect that the Fund may not achieve full replication of the Underlying Index immediately upon commencement of operations. In addition, from time to time, the Sub-Adviser may choose to underweight or overweight a security in the Underlying Index, purchase securities not included the Underlying Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or utilize various combinations of other available investment techniques to seek to track, before fees and expenses, the performance of the Underlying Index. The Sub-Adviser may also sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

The Fund may invest its assets in other securities, including, but not limited to, (i) swap contracts, (ii) interests in pooled investment vehicles, including affiliated and foreign funds (certain funds may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the same investor protections as the Fund), (iii) securities not in the Underlying Index (including H-Shares, which are shares of a company incorporated in mainland China that are denominated in Hong Kong dollars and listed on the Hong Kong Stock Exchange or other foreign exchange), (iv) cash and cash equivalents, (v) money market instruments, such as repurchase agreements or money market funds (including money market funds advised by the Adviser, Sub-Adviser or their affiliates subject to applicable limitations under the 1940 Act, or exemptions therefrom), (vi) convertible securities, (vii) structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), and (viii) futures contracts, options on futures contracts, and other types of options related to the Underlying Index. The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the investment objective and the 80% investment policies of the Fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. The Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in A-Shares of Chinese issuers in the financial sector or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers in the financial sector requires 60 days’ prior written notice to shareholders before it can be changed. Certain fundamental policies of the Fund are set forth in the Fund’s SAI.

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Information About the Underlying Index and Parent Index. The Underlying Index and Parent Index are calculated and maintained by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”).

The Underlying Index is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the financial sector of the Chinese A-Share market. Companies are classified as financial sector companies if: (i) over 50% of a company’s total revenue is derived from the financial sector; (ii) a company does not derive more than 50% of its total revenue from the financial sector, but the company’s highest revenue and profit is derived from the financial sector and such revenue and profit is greater than 30% of the company’s total revenue and profit; or (iii) a company does not derive more than 30% of its total revenue and profit from the financial sector, but, after research, the Index Provider’s expert team determines the company otherwise has the characteristics of a financial sector company.

The Underlying Index is a subset of the Parent Index. Constituent stocks for the Parent Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for more than three months (unless the stock’s average daily A-Share market capitalization since its initial listing ranks among the top 30 of all A-Shares), have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation. If an issuer has reported a loss in their annual report or semi-annual report, the issuer’s stock will not be eligible for inclusion in the Parent Index. In addition, if an issuer experiences stock price volatility that is not attributable to market demand and supply factors, but rather the possible result of market manipulation, the Index Provider will take such factor into consideration when determining whether the issuer is eligible for inclusion or continued inclusion in the Parent Index. When determining eligibility, the Index Provider also may consider other factors, such as whether the issuer has been subject to any administrative penalty or regulatory investigation. As of October 31, 2013, the Underlying Index included XXX securities of companies with a market capitalization range of $XXX million to $XXX billion and an average market capitalization of $XXX billion. As of October 31, 2013, the Parent Index included XXX securities of companies with a market capitalization range of $XXX million to $XXX billion and an average market capitalization of $XXX billion. These amounts are subject to change.

When selecting constituent stocks for the Parent Index, the Index Provider: (1) calculates the daily average trading value and daily average total market capitalization during the most recent year (or in case of new issue, during the time since its initial listing) for all the stocks in the stock universe; (2) ranks the stocks in the stock universe in descending order according to their average daily trading values, and excludes the bottom 50%; and (3) ranks the remaining stocks in descending order according to their average daily market capitalization and selects those which rank top 800 as constituent stocks of the Parent Index.

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The weightings of a company in the Indexes are intended to be a reflection of the current importance of that company in the China A-Share market as a whole. Stocks are selected and weighted according to market capitalization. A company is heavily weighted in an Index if it has a relatively larger free-float market capitalization than the rest of the constituents in the Index. The constituents of the Indexes are frequently reviewed by the Index Provider to ensure that each Index continues to reflect the state and structure of the underlying market it measures. Each Index is calculated in real time and is published every six seconds in RMB. The compositions of each Index are reviewed semi-annually every May and November.

A Further Discussion of Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Risk of Investing in China. Whether the Fund invests directly in China by investing in A-Shares supplied by the Sub-Adviser in its capacity as an RQFII or indirectly through other instruments, such as futures contracts, investments in China involve certain risks and special considerations, including the following:

Political and Economic Risk. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. However, there can be no assurance that the PRC government will continue to pursue such economic policies or that such policies, if pursued, will be successful. Any adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the constituent securities of the Underlying Index. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.

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Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the A-Shares in the Underlying Index. The laws, regulations, including the investment regulations that permit RQFIIs to invest in A-Shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio.

The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and the Fund’s investments.

The Chinese economy is export-driven and highly reliant on trade. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the European Union, the United States, Hong Kong, the Association of South East Asian Nations, and Japan, would adversely affect the Chinese economy and the Fund’s investments.

In addition, as much of China’s growth over the past two decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. Events such as these are difficult to predict and may or may not occur in the future.

China has been transitioning to a market economy since the late seventies, and has only recently opened up to foreign investment and permitted private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest and fastest growing economies in the world. There is no assurance, however, that the Chinese government will not revert to the economic policy of

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central planning that it implemented prior to 1978 or that such growth will be sustained in the future. Moreover, the current major slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.

Inflation. Economic growth in China has historically been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are not successful, and if inflation were to steadily increase, the performance of the Chinese economy and the Fund’s investments could be adversely affected.

Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.

Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio.

Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. The markets tend to be smaller in size, have less liquidity and historically have had greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations.

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Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.

Chinese Corporate and Securities Law. The regulations which regulate investments by RQFIIs in the PRC and the repatriation of capital from RQFII investments are relatively new. As a result, the application and interpretation of such investment regulations are therefore relatively untested. In addition, PRC authorities and regulators have broad discretion under such investment regulations and there is little precedent or certainty evidencing how such discretion will be exercised now or in the future.

The Fund’s rights with respect to its investments in A-Shares, if any, generally will not be governed by U.S. law, and instead will generally be governed by Chinese law. China operates under a civil law system, in which court precedent is not binding. Because there is no binding precedent to interpret existing statutes, there is uncertainty regarding the implementation of existing law.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund. It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

Investments in A-Shares. The Fund’s investment in A-Shares is limited to the RQFII quota amount obtained by the Sub-Adviser in its capacity as a RQFII on behalf of the Fund. In addition, restrictions may be imposed on the repatriation of gains and income that may affect the Fund’s ability to satisfy redemption requests. Currently, there are two stock exchanges in mainland China, the Shanghai Stock Exchange and the Shenzhen

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Stock Exchange. The Shanghai and Shenzhen Stock Exchanges are supervised by the CSRC and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid, and more volatile than the major securities markets in the United States.

The Shanghai Stock Exchange commenced trading on December 19, 1990, and the Shenzhen Stock Exchange commenced trading on July 3, 1991. The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-Shares and B-Shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-Shares and B-Shares. In China, the A-Shares and B-Shares of an issuer may only trade on one exchange. A-Shares and B-Shares may both be listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-Shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB.

As of December 31, 2012, the CSRC had granted licenses to 24 RQFIIs and to 207 QFIIs bringing total investment quotas to US$37.44 billion in A-Shares and other permitted Chinese securities. Because restrictions continue to exist and capital therefore cannot flow freely into the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market.

The Chinese government has in the past taken actions that benefited holders of A-Shares. As A-Shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that the Sub-Adviser will continue to maintain its existing RQFII quota or be able to obtain additional RQFII quota if the RQFII quota is reduced or eliminated by SAFE or if the Sub-Adviser’s RQFII license is revoked by CSRC at some point in the future. The Fund cannot predict what would occur if the RQFII quota were reduced or eliminated or if the Sub-Adviser’s RQFII license were to be revoked, although such an occurrence would likely have a material adverse effect on the Fund.

Sanctions and Embargoes. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

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Investment and Repatriation Restrictions. Investments by the Fund in A-Shares and other Chinese financial instruments permitted by the CSRC and the People’s Bank of China, including Chinese government bonds, convertible bonds, corporate bonds, warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase and/or limits on the classes of securities in which the Fund may invest.

Repatriations by RQFIIs for investors such as the Fund are permitted daily and are not subject to any lock-up periods or prior approval. There is no assurance, however, that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Any restrictions on repatriation of the Fund’s assets may adversely affect the Fund’s ability to meet redemption requests and/or may cause the Fund to borrow money in order to meet its obligations. These limitations may also prevent the Fund from making certain distributions to shareholders.

The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely, if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of the Underlying Index. This may increase the risk of tracking error and, at the worst, the Fund may not be able to achieve its investment objective.

Tax on Retained Income and Gains. To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat any retained net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.

U.S. Tax Risk. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, should the Chinese government impose restrictions on the Fund’s ability to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to satisfy distribution requirements applicable to RICs under the Internal Revenue Code. If the Fund fails to satisfy the distribution requirement necessary to qualify for treatment as a RIC for any taxable year, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at

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the corporate level. If the Fund fails to satisfy a separate distribution requirement, it will be subject to a Fund-level excise tax. These Fund-level taxes will apply in addition to taxes payable at the shareholder level on distributions.

Foreign Exchange Control. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Under SAFE regulations, Chinese corporations may only purchase foreign currencies through government approved banks. In general, Chinese companies must receive approval from or register with the Chinese government before investing in certain capital account items, including direct investments and loans, and must thereafter maintain separate foreign exchange accounts for the capital items. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect the Fund and its investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy.

RMB is currently not a freely convertible currency as it is subject to foreign exchange control, fiscal policies and repatriation restrictions imposed by the Chinese government. Such control of currency conversion and movements in the RMB exchange rates may adversely affect the operations and financial results of companies in the PRC. In addition, if such control policies change in the future, the Fund may be adversely affected.

Since 2005, the exchange rate of the RMB is no longer pegged to the U.S. dollar. The RMB has now moved to a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB against other major currencies in the inter-bank foreign exchange market would be allowed to float within a narrow band around the central parity published by the People’s Bank of China. As the exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including the U.S. dollar, are susceptible to movements based on external factors. The possibility that the appreciation of RMB will be accelerated cannot be excluded. On the other hand, there can be no assurance that the RMB will not be subject to devaluation. Any devaluation of the RMB could adversely affect the value of the Fund’s investments.

The PRC government imposes restrictions on the remittance of RMB out of and into China. The Fund will be required to remit RMB from Hong Kong to the PRC to settle the purchase of A-Shares and other permissible securities by the Fund from time to time. In the event such remittance is disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-Shares and this may increase the tracking error of the Fund. Any delay in repatriation of RMB out of China may result in delay in payment of redemption proceeds to the redeeming investors. The Chinese government’s policies on exchange control and repatriation restrictions are subject to change, and the Fund’s performance may be adversely affected.

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Custody Risks of Investing in A-Shares. Because the Fund intends to invest directly in A-Shares using the RQFII quota granted to the Sub-Adviser, it is required to select a custodian in the PRC to custody its assets pursuant to local Chinese laws and regulations (the “PRC Custodian”). The Fund’s PRC Custodian is the Bank of China Limited, which also serves as a sub-custodian of the Fund’s Custodian, Bank of New York Mellon. The PRC Custodian maintains the Fund’s RMB deposit accounts and oversees the Fund’s investments in A-Shares in the PRC to ensure their compliance with the rules and regulations of the CSRC and the People’s Bank of China. A-Shares that are traded on the Shanghai or Shenzhen Stock Exchanges are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation Limited (“CSDCC”). A-Shares purchased by the Sub-Adviser, in its capacity as a RQFII, on behalf of the Fund, may be received by the CSDCC and credited to a securities trading account maintained by the PRC Custodian in the names of the Fund and the Sub-Adviser as the RQFII. The Fund will pay the cost of maintaining the account. The Sub-Adviser may not use the account for any other purpose than for maintaining the Fund’s assets. However, because the securities trading account will be maintained in the names of the Sub-Adviser and the Fund jointly, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of the Sub-Adviser may assert that the securities are owned by the Sub-Adviser and not the Fund, and that a court would uphold such an assertion, in which case creditors of the Sub-Adviser could seize assets of the Fund. The naming convention for the account also gives rise to the risk that regulatory actions taken against the Sub-Adviser by PRC government authorities may affect the Fund.

Investors should note that cash deposited in the Fund’s account with the PRC Custodian will not be segregated from the proprietary assets of the PRC Custodian or the assets of other of the PRC Custodian’s clients. To the extent the Fund’s assets are commingled, they will be vulnerable in the event of a bankruptcy or liquidation of the PRC Custodian. In such case, the Fund will not have any proprietary rights to the cash deposited in the account, and the Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors, of the PRC Custodian. The Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.

PRC Brokers Risk. Regulations adopted by the CSRC and SAFE under which the Fund will invest in A-Shares provide that the Sub-Adviser, if licensed as a RQFII, may select a PRC broker to execute transactions on its behalf on each of the two PRC exchanges - the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The Sub-Adviser may select the same broker for both Exchanges. As a result, the Adviser and/or Sub-Adviser will have less flexibility to choose among brokers on behalf of the Fund than is typically the case for U.S. investment managers. In the event of any default of a PRC broker in the execution or settlement of any transaction or in the transfer of any funds or securities in the PRC, the Fund may encounter delays in recovering its assets which may in turn adversely impact the NAV of the Fund.

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If the Sub-Adviser is unable to use one of its designated PRC brokers in the PRC, units of the Fund may trade at a premium or discount to its NAV or the Fund may not be able to track the Underlying Index. Further, the operation of the Fund may be adversely affected in case of any acts or omissions of a PRC broker, which may result in increased tracking error or the Fund being traded at a significant premium or discount to its NAV. The limited number of PRC brokers that may be appointed may cause the Fund to not necessarily pay the lowest commission available in the market. The Sub-Adviser, however, in its selection of PRC brokers will consider such factors as the competitiveness of commission rates, size of the relevant orders, and execution standards. There is a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the PRC brokers. In such event, the Fund may be adversely affected in the execution of any transaction.

Foreign Currency Considerations. The Fund’s assets will be invested primarily in the equity securities of issuers in China and the income received by the Fund will be primarily in RMB. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Any gain or loss attributable to fluctuations in exchange rates between the time the Fund accrues income or gain and the time the Fund converts such income or gain from RMB to the dollar is generally treated as ordinary income or loss. Therefore, if the value of the RMB increases relative to the U.S. dollar between the accrual of income and the time at which the Fund converts the RMB to U.S. dollars, the Fund will recognize ordinary income when the RMB is converted. In such circumstances, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code, the Fund may be required to liquidate certain positions in order to make distributions. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

RMB can be further categorized into onshore RMB (“CNY”), traded only in the PRC, and offshore RMB (“CNH”), traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. Although there has been a growing amount of RMB held offshore, CNH cannot be freely remitted into the PRC and is subject to certain restrictions, and vice

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versa. The Fund may also be adversely affected by the exchange rates between CNY and CNH. There is no assurance that there will always be RMB available in sufficient amounts for the Fund to remain fully invested.

Currently, there is no market in China in which the Fund may engage in hedging transactions to minimize RMB foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available to the Fund in China at any time in the future. In the event that in the future it becomes possible to hedge RMB currency risk in China, the Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. In that case, the Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in China. Currency hedging would involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser’s view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency.

Derivatives Risk. Derivatives are financial instruments, such as futures contracts and swaps, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions.

Futures. If the Fund is unable to invest in the constituents of the Underlying Index for any reason, the Adviser or Sub-Adviser may invest in futures contracts to gain exposure to the constituents or the A-Shares market generally. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on

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the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of future contracts can be highly volatile, using future contracts can lower total return and the potential loss from future contracts can exceed a Fund’s initial investment in such contracts.

Limited Availability of Swaps. To the extent the Adviser or Sub-Adviser invests in swaps to gain exposure to A-Shares in an effort to achieve the Fund’s investment objective, the Fund will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to A-Shares may be limited. To the extent that the RQFII quota of a potential swap counterparty is reduced or eliminated due to actions by the Chinese government or as a result of transactions entered into by the counterparty with other investors, the counterparty’s ability to continue to enter into swaps or other derivative transactions with the Fund may be reduced or eliminated, which could have a material adverse effect on the Fund. These risks are compounded by the fact that at present there are only a limited number of potential counterparties willing and able to enter into swap transactions linked to the performance of A-Shares. Furthermore, swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms. In addition, under the current regulations regarding quotas of QFIIs and RQFIIs administered by SAFE, QFIIs and RQFIIs are prohibited from transferring or selling their quotas to any third party. However, there is uncertainty over how this prohibition is implemented. Therefore, subject to interpretation by SAFE, QFIIs and RQFIIs may be limited or prohibited from providing the Fund access to RQFII quotas by entering into swap or other derivative transactions, which, in turn, could adversely affect the Fund.

Liquidity Risk. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund. This is especially true given the limited number of potential counterparties willing and able to enter into swap transactions on A-Shares. In addition, a swap transaction may be subject to the Fund’s limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap agreement becomes extraordinarily expensive (or inexpensive) relative to historical prices or the prices of corresponding cash market instruments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Tax Risk. The Fund’s investments in A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is at present uncertain. Chinese taxes that may apply to the Fund’s investments include withholding taxes on dividends and interest earned by the Fund, withholding taxes on capital gains, business tax and stamp tax.

China generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an RQFII, but it is expected that the authorities requiring such withholding with respect to QFIIs and nonresident enterprises generally would be followed in the case of an RQFII that is not a PRC resident for tax purposes and does not have a place of business, an establishment or a permanent establishment in the PRC. It is generally expected that such taxes will be withheld by the payor.

China also generally imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an RQFII, nor on the methodology for calculating and collecting the tax. The Chinese tax authorities are not currently enforcing the collection of withholding tax on capital gains, and at present such taxes likely will not be collected through withholding. However, the tax authorities may at any time begin to seek collection of such taxes, including, potentially, on a retrospective basis without prior warning. If such taxes are collected from the Sub-Adviser, with respect to investments that it holds on the Fund’s behalf, the Sub-Adviser will pass the liability on to the Fund.

In light of this uncertainty, the Fund presently plans to reserve 10% of its realized and unrealized gains from it’s a-Share investments to meet any potential withholding tax liability. The tax reserve will be reflected in the Fund’s daily NAV calculation as a deduction from NAV. The Fund will be liable to the Sub-Adviser for any liability in excess of such tax reserve.

The sale or other transfer by the Sub-Adviser of A-Shares or B-Shares will be subject to PRC Stamp Duty at a rate of 0.1% on the transacted value. The Sub-Adviser will not be subject to PRC Stamp Duty when it acquires A-Shares and B-Shares.

In the absence of specific guidance, RQFIIs such as the Sub-Adviser may be potentially subject to PRC business tax at a rate of 5% in respect of capital gains derived from the trading of A-Shares. Existing guidance provides a business tax exemption for QFIIs in respect of their gains derived from the trading of PRC securities, but does not explicitly apply to RQFIIs. In practice, the Chinese tax authorities have not actively enforced the collection of business tax on such gains.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may adversely affect the Fund and its shareholders. The applicability of reduced treaty rates of withholding in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain.

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To the extent the Fund invests in swaps linked to A-Shares, such investments may be less tax-efficient for U.S. tax purposes than a direct investment in A-Shares. Any tax liability incurred by the swap counterparty may be passed on to the Fund. When the Fund sells a swap on A-Shares, the sale price may take into account of the RQFII’s tax liability.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares. For example, swaps in which the Fund may invest may need to be reset on a regular basis in order to maintain compliance with the 1940 Act, which may increase the likelihood that the Fund will generate short-term capital gains. In addition, because the application of special tax rules to the Fund and its investments may be uncertain, it is possible that the manner in which they are applied by the Fund may be determined to be incorrect. In that event, the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. The Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies for U.S. federal income tax purposes (“PFICs”). Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to the Fund and its shareholders.

Non-U.S. Securities Risks. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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The Fund’s investments in A-Shares will be denominated in RMB and the income received by the Fund in respect of such investments will be in RMB. As a result, changes in currency exchange rates may adversely affect the Fund’s returns. The value of the RMB may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to RMB may result in reduced returns to the Fund. The Fund does not expect to hedge its currency risk. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB and will bear the risk of any inability to convert the RMB.

In addition, various PRC companies derive their revenues in RMB but have requirements for foreign currency, including for the import of materials, debt service on foreign currency denominated debt, purchases of imported equipment and payment of any cash dividends declared. The existing PRC foreign exchange regulations have significantly reduced government foreign exchange controls for certain transactions, including trade and service related foreign exchange transactions and payment of dividends. However, it is impossible to predict whether the PRC government will continue its existing foreign exchange policy and when the PRC government will allow free conversion of the RMB to foreign currency. Certain foreign exchange transactions, including principal payments in respect of foreign currency-denominated obligations, currently continue to be subject to significant foreign exchange controls and require the approval of SAFE. Since 1994, the conversion of RMB into U.S. dollars has been based on rates set by the People’s Bank of China, which are set daily based on the previous day’s PRC interbank foreign exchange market rate. It is not possible to predict nor give any assurance of any future stability of the RMB to U.S. dollar exchange rate. Fluctuations in exchange rates may adversely affect the Fund’s NAV. Furthermore, because dividends are declared in U.S. dollars and underlying payments are made in RMB, fluctuations in exchange rates may adversely affect dividends paid by the Fund.

From time to time, the Fund may invest in shares of foreign investment companies, including but not limited to, ETFs the shares of which are listed and traded primarily or solely on a foreign securities exchange. Such foreign funds will not be registered as investment companies with the SEC or subject to the U.S. federal securities laws. As a result, the Fund’s ability to transfer shares of such foreign funds outside of the foreign fund’s primary market will be restricted or prohibited. While such foreign funds may operate similarly to domestic funds, the Fund as an investor in a foreign fund will not be afforded the same investor protections as are provided by the U.S. federal securities laws.

When the Fund invests in a foreign fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the foreign fund’s expenses. Further, in part because of these additional expenses, the performance of a foreign fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the foreign fund. The Fund’s investments in foreign ETFs will be subject to the risk that the NAV of the foreign fund’s shares may

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trade below their NAV. The NAV of foreign fund shares will fluctuate with changes in the market value of the foreign fund’s holdings. The trading prices of foreign fund shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for a foreign ETF depending on the fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a foreign fund’s shares trading at a premium or a discount to NAV.

Emerging Markets Risk. Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflation, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

Financial Sector Risk. The financial sector includes companies involved in such activities as banking, commercial and consumer finance, investment banking, brokerage, asset management, custody and insurance. The Underlying Index is comprised of securities of issuers in the financial sector. As a result, the Fund will be sensitive to changes in, and its performance may depend on, the overall condition of the financial sector. Companies in the financial sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial sector may be adversely affected by increases in interest rates and loan losses, which usually increase in economic downturns. Events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Numerous financial services companies have experienced substantial declines in the valuations of their

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assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by governmental regulatory authorities, but such interventions have often not averted a substantial decline in the value of such companies’ common stock. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

The financial sector in China is also undergoing significant change, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Underlying Index. Increased government involvement in the financial sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Equity Securities Risk. The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities and other instruments included in, or representative of, the Underlying Index regardless of their investment merits. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units. Imperfect correlation between the Fund’s portfolio securities and those in the Underlying

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Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses and maintains a tax reserve as a provision for potential Chinese taxes while the Underlying Index does not. In addition, the Fund may not be able to invest in certain securities and other instruments included in the Underlying Index, or invest in them in the exact proportions they represent of the Underlying Index, due to legal restrictions or limitations imposed by the government of China or a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Underlying Index. Any issues a Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. The Adviser’s and/or Sub-Adviser’s decision to invest in securities not included in the Underlying Index, derivative instruments, and other pooled investment vehicles to seek to gain exposure to A-Shares in the event the Sub-Adviser’s RQFII quota has become inadequate or the Sub-Adviser is unable to maintain its RQFII status also may give rise to tracking error until additional RQFII quota can be obtained.

Cash Transactions Risk. Unlike many ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Other more conventional ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to meet redemption requests. Effecting all redemptions for cash may cause the Fund to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Such dispositions may occur at an inopportune time resulting in potential losses to the Fund and involve transaction costs. If the Fund recognizes a capital loss on these sales, the loss will offset capital gains and may result in smaller capital gain distributions from the Fund. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a more conventional ETF.

In addition, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will generally be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. However, the Fund has capped the total fees that may be charged in connection with the redemption of Creation Units at 2% of the value of the Creation Units redeemed. To the extent transaction and other costs associated with a redemption exceed that cap, those transaction costs will be borne by the Fund’s remaining shareholders. China may

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also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs.

As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on an exchange.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is “non-diversified.” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. The Fund will concentrate its investments to approximately the same extent as the Underlying Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

Capitalization Securities Risk. The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Underlying Index and, thus, in the Fund’s portfolio may underperform other segments of the Chinese equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small- and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small- and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Currently, the Underlying Index includes securities of all capitalization ranges.

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Additional Investment Strategies

Borrowing Money

The Fund may borrow money up to 33 1/3% of the value of its total assets (including the amount borrowed) from banks as permitted by the 1940 Act. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

Credit Facility. The Trust, on behalf of the Fund and certain other funds managed by the Adviser, has entered into a revolving senior unsecured credit facility with The Bank of New York Mellon (“BNY Mellon”). The Fund may borrow money under this credit facility for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a RIC. The credit facility agreement permits collective borrowings up to an aggregate principal amount of $XXX million (though the Trust may request an increase up to a total of $XXX million). Interest is charged to the Fund, based on its borrowings, at current commercial rates. Additionally, the Fund will pay a commitment fee and may pay additional fees to the lender for the management and administration of the credit facility. Each borrowing under the credit facility matures no later than 45 days after the date of borrowing. The Fund can prepay loans at any time and may at any time terminate, or from time to time reduce, without the payment of a premium or penalty, the commitment under the credit facility subject to compliance with certain conditions.

To the extent the Fund borrows under the credit facility, it will be subject to the risks associated with borrowing and leverage. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s net asset value until such borrowing is paid off. In addition, money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds. The Fund is required to maintain continuous asset coverage with respect to its borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it is not advantageous to do so.

Additional Risks of Investing in the Fund

Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Trading Risks. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

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Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in the Fund’s NAV as well as market supply and demand. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.

Leveraging Risk. The Fund’s investment in futures contracts and other derivative instruments provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments may at times be an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the “spread” – that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Commodity Regulatory Risk. The Adviser has filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 with respect to the Fund’s operation. However, due to recent amendments adopted by the CFTC and depending on the extent of the Fund’s investment in futures contracts and other derivative instruments, the Adviser and the Fund could be subject to regulation by the CFTC as a commodity pool operator and commodity pool, respectively. Prior to becoming subject to such regulation, the Fund will determine whether to limit its investment in futures contracts and other derivatives to enable it to continue to rely of the exemption provided by CFTC Regulation 4.5 or to become subject to CFTC regulation and comply with all applicable requirements,

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including registration and disclosure requirements governing commodity pools under the Commodity Exchange Act (“CEA”). Compliance with the CFTC’s additional regulatory requirements may increase the Fund’s operating expenses.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The top holdings of the Fund can be found at www.dbxetf.com. Fund fact sheets also provide information regarding the Fund’s top holdings and may be requested by calling 1-855-329-3837 (1-855-DBX-ETFS).

Management

Investment Adviser and Sub-Adviser. The Adviser has overall responsibility for the general management and administration of the Trust and oversight of the Sub-Adviser.

The Sub-Adviser is a registered investment adviser and serves as the investment sub-adviser for the Fund and, subject to the supervision of the Adviser and the Trust’s Board, is responsible for the investment management of the Fund.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund at an annual rate equal to X.XX% of its average daily net assets.

The Adviser also has contractually agreed through             , 2015 to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses to X.XX% of the Fund’s average daily net assets, except for interest expense (and any other expenses related to borrowing), Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the “Expense Cap”). The Expense Cap will remain in effect until at least             , 2015 and may only be terminated with the consent of the Trust’s Board (and may not be terminated by the Adviser) prior to that time.

The Adviser is located at 60 Wall Street, New York, New York 10005 and is an indirect, wholly-owned subsidiary of Deutsche Bank AG, a multi-national financial services company. The Adviser has been a registered investment adviser since August 2010, with assets under management totaling $XX million as of             , 2013.

The Sub-Adviser is located at 31/F One Exchange Square, Connaught Place, Central, Hong Kong and is a wholly-owned subsidiary of Harvest Fund Management Co., Ltd. (“HFM”), one of the first ten asset management institutions authorized by the Chinese government as part of its strategy to open up and develop the financial sector. HFM is a leading asset manager in China with approximately $XX billion in assets under management. The Sub-Adviser has been a registered investment adviser since 2011, with approximately $XX billion in assets under management as of             , 2013.

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A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and the Sub-Advisory Agreement will be available in the Fund’s first annual report for the period ending May 31, 2014.

Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, selects sub-advisers for the Fund and supervises, monitors and evaluates the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser is able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser compensates each sub-adviser out of its management fee.

Portfolio Managers. Andy Yang and Xiaodong Sun (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing the investment strategy, researching and reviewing the investment strategy, and overseeing members of his portfolio management team with more limited responsibilities.

Mr. Yang is currently the portfolio manager for the Sub-Adviser’s existing two RQFII ETFs and five passive investment products for HFM in China. Mr. Yang joined HFM’s Structured Investments Team in 2008 and was subsequently seconded from HFM to the Sub-Adviser. Before joining HFM, Mr. Yang worked for Goldman Sachs New York Office where he was a senior credit derivatives analyst within their FICC department. He also worked as an analyst in Bear Stearns from 2000 and subsequently as a quantitative portfolio manager and analyst in HBK Investment Co. where he created HBK’s high frequency future trading desk. Prior to that, he worked for Citadel Investment Co. for four years and was a key member in extending Citadel’s option market business in Europe and Asia. Mr. Yang holds a Master’s Degree of Science from Pennsylvania State University.

Mr. Sun joined Harvest Global Investments Limited in September 2009 and was initially responsible for equity and fixed-income trading in Hong Kong and regional markets. In 2012 when Harvest launched its RQFII ETF, Mr. Sun took on additional responsibilities within the Passive Strategies Team as an assistant portfolio manager to Mr. Yang. Prior to joining Harvest Global Investments Limited, Mr. Sun worked at HFM in Beijing for two

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years as a QDII trader. His previous experience includes three years as an account manager of

DU-Diederichs Projektmanagement in Wuppertal, Germany. Mr. Sun graduated from Central University of Finance and Economics with a degree in Finance. He also holds an MBA and a bachelor’s degree in Information Science from the University of Wuppertal, Germany.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership (if any) of shares of the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free:1-855-329-3837 (1-800-DBX-ETFS) or visiting our website at www.dbxetf.com.

Buying and Selling Shares. Shares of the Fund will be listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund’s shares trade on NYSE Arca under the following symbol:

Fund	Ticker Symbol
db X-trackers Harvest China A-Shares Financial Sector Fund	ASHF

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the section of this Prospectus entitled “Creations and Redemptions.” Only an Authorized Participant (as defined herein) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by “Authorized Participants” and that the vast majority of trading in the Fund’s shares occurs on the secondary market.

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Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, because such trades will be effected in cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. In addition, the Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board determined that with respect to the Fund it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of a Fund, also known as the “indicative

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optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value. The NAV of the Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund’s NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Equity investments are valued at market value, which is generally determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. The approximate value of shares of the Fund, an amount representing on a per share basis the sum of the current value of the deposit securities based on their then current market price and the estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the deposit securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. The value of the Underlying Index will not be calculated and disseminated intraday. The value and return of the Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of the Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially

37

affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index. Because A-Shares are listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are generally declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a RIC or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

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Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to non-corporate shareholders as long-term capital gains, which are subject to reduced maximum tax rates, regardless of how long the shareholders have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to non-corporate shareholders at long-term capital gain rates.

If certain holding period requirements are met, qualified dividend income received by the Fund may be eligible to be treated as qualified dividend income when distributed to non-corporate shareholders. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The PRC has such a treaty with the U.S. Dividends from PFICs are not qualified dividend income.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her shares of the Fund, and generally as a capital gain thereafter. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. For Fund taxable years beginning before January 1, 2014, the 30% withholding tax also will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

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As noted above, investment income earned by the Fund may be subject to non-U.S. taxes; in particular, taxes imposed by China. If, as is expected, more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a tax deduction in calculating your taxable income, or a credit in calculating your U.S. federal income tax. Your ability to use foreign tax credits is subject to certain generally applicable limitations as further described in the SAI.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, ALPS Distributors, Inc. (the “Distributor”). Only an Authorized Participant may create or redeem Creation Units directly with the Fund. Creation Units generally are issued and redeemed in exchange for a specified amount of cash totaling the NAV of the Creation Units. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made by an Authorized Participant that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement

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with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Authorized Participants and the Continuous Offering of Shares. Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum creation transaction fee for the Fund is $XXX.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

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Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Adviser or its affiliates may make payments to broker-dealers or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services relating to the Fund and certain other funds advised by the Adviser or its affiliates. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Fund and certain other funds advised by the Adviser or its affiliates. Payments of this type are sometimes referred to as revenue sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other funds advised by the Adviser or its affiliates. More information regarding these payments is contained in the Fund’s SAI.

Fund Service Providers

The Bank of New York Mellon, One Wall Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for the Fund.

Ernst & Young LLP serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index Provider

China Securities Index Co., Ltd., a leading index provider in China, is a joint venture between the Shanghai Stock Exchange and the Shenzhen Stock Exchange that specializes in the creation of indices and index-related services. CSI is not affiliated with the Trust, the Adviser, the Sub-Adviser, BNY Mellon, the Distributor or any of their respective affiliates.

The Adviser has entered into a license agreement with the Index Provider to use the Underlying Index. The Adviser sublicenses rights in the Underlying Index to the Trust at no charge.

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Disclaimers

Shares of the Fund are not sponsored, endorsed, sold or promoted by the Index Provider or any affiliate of the Index Provider and the Index Provider bears no liability with respect to the Fund or any security. The Underlying Index is compiled and calculated by the Index Provider. The Index Provider will apply all necessary means to ensure the accuracy of the Underlying Index. However, neither the Index Provider nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and neither the Index Provider nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be under any obligation to advise any person of any error therein. All copyright in Underlying Index values and constituent list vests in the Index Provider. Neither the publication of the Underlying Index by the Index Provider nor the granting of a license regarding the Underlying Index as well as the Index Trademark for the utilization in connection with the Fund, which derived from the Underlying Index, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness on an investment in the Fund.

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and the Adviser shall have no liability for any errors, omissions or interruptions therein.

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The Adviser makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often shares of the Fund traded on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year, when available, can be found at www.dbxetf.com.

Financial Highlights

The Fund had not commenced operations as of the date of this Prospectus and therefore does not yet have financial information.

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For more information:

WWW.DBXETF.COM

1-855-329-3837 (1-855-DBX-ETFS)

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.dbxetf.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI or shareholder report free of charge, please:

Call:	1-855-329-3837 or 1-855-DBX-ETFS (toll free)
Monday through Friday, 8:30 a.m. to 6:30 p.m.
(Eastern time)

E-mail: dbxquestions@list.db.com

Write:	DBX ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Please read and keep this Prospectus for future reference.

Investment Company Act File No.: 811-22487

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

DBX ETF Trust

Statement of Additional Information

Dated             , 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the db X-trackers Harvest China A-Shares Financial Sector Fund of DBX ETF Trust (the “Trust”), as such Prospectus may be revised or supplemented from time to time.

The Prospectus for the db X-trackers Harvest China A-Shares Financial Sector Fund is dated             , 2014. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc. (the “Distributor”), at 1290 Broadway, Suite 1100, Denver, Colorado 80203, calling 1-855-329-3837 (1-800-DBX-ETFS) or visiting www.dbxetf.com.

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General Description of the Trust and the Fund

The Trust currently consists of XX investment series or portfolios. This SAI relates to the db X-trackers Harvest China A-Shares Financial Sector Fund (the “Fund”). The Trust was organized as a Delaware statutory trust on October 7, 2010 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Fund’s shares (the “Shares”) is registered under the Securities Act of 1933, as amended (the “1933 Act”).

The investment objective of the Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of the CSI 800 Financial Index (the “Underlying Index”). The Fund is managed by DBX Advisors LLC (the “Adviser”) and is sub-advised by Harvest Global Investments Limited (the “Sub-Adviser” or “HGI”).

The Fund offers and issues Shares at their net asset value (“NAV”) per Share only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a specified amount of cash totaling the NAV of the Creation Units. Shares of the Fund are expected to be listed and trade on NYSE Arca, Inc. (the “Exchange”). Shares trade in the secondary market at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units. A Creation Unit consists of XXX Shares thereof.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain with the Trust a cash deposit, equal to at least 115%, which the Adviser may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations and redemptions may be higher than the transaction fees associated with in-kind creations and redemptions.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund will be listed for trading and will trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 Beneficial Owners (as that term is define below) of Shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell Shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities component and a cash component. The securities values included in an IOPV are the values of the basket of securities included in the Fund’s Underlying Index (the “Deposit Securities”). While the IOPV reflects the current market value of the Deposit Securities, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, the Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.

The cash component included in an IOPV, if any, consists of estimated accrued interest, dividends and other income, less expenses. Each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency, in this case the Renminbi (“RMB”).

The Trust reserves the right to adjust the Share prices of Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investmen t Strategies and Risks

The Fund is managed to seek to track the performance of its Underlying Index, which is designed to reflect the price fluctuation and performance of the financial sector of the China A-Share market. The Fund will normally invest at least 80% of its total assets in securities of issuers that comprise the Underlying Index. The Fund also will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers in the financial sector or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers in the financial sector. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio may not result in the elimination of the security from the Fund’s portfolio.

As discussed in greater detail in the Fund’s Prospectus, A-Shares are issued by companies incorporated in mainland China and are traded in RMB on the Shenzhen and Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities market only through certain foreign institutional investors that have obtained status as a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and have been granted a specific aggregate dollar amount investment quota by China’s State Administration of Foreign Exchange (“SAFE”) to invest foreign freely convertible currencies (in the case of a QFII) and RMB (in the case of a RQFII) into the PRC for the purpose of investing in the PRC’s domestic securities markets. The Sub-Adviser is a licensed RQFII and has been granted RQFII quota for the Fund’s investment. As a result, the Sub-Adviser, on behalf of the Fund, may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the specified quota amount.

The Sub-Adviser expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Sub-Adviser expects to invest directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Sub-Adviser to acquire component securities due to limited availability or regulatory restrictions, the Sub-Adviser may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index when the Sub-Adviser is using a representative sampling indexing strategy.

While the Fund intends to invest primarily and directly in A-Shares, the Fund may also invest in securities not included in the Underlying Index, futures contracts, swap contracts and other types of derivative instruments, and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Adviser and/or Sub-Adviser believes will help the Fund to achieve its investment objective. The remainder of the Fund’s assets will be invested primarily in money market instruments and cash equivalents. The various types of instruments and strategies in which the Fund may invest are described below as are the risks associated with the Fund’s investment strategy.

Diversification Status. The Fund is classified as “non-diversified.” A non-diversified fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to Shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Non-U.S. Securities. The Fund intends to purchase publicly-traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, certain of the Fund’s investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, NVDRs are designed for use in the Thai securities market and GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that the Adviser and/or Sub-Adviser deem illiquid at the time of purchase or for which pricing information is not readily available. In general, Depositary Receipts will be sponsored, but the Fund may invest in unsponsored ADRs under certain circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) Shares of money market funds (including those advised by the Adviser and/or Sub-Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc. or “A-1” by Standard & Poor’s® Rating Service, a division of The McGraw-Hill Companies, Inc. (“S&P®”), or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The Fund may, but does not expect to, enter into futures contracts and options. These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA” ). The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. The Fund may enter into futures contracts to purchase securities indexes when the Adviser and/or Sub-Adviser anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” the Fund maintains liquid assets in an amount at least equal to the Fund’s daily marked-to-market obligation (i.e., the Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts’ full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per Share, also known as the strike price, less the premium received from writing the put.

The Fund may, but does not expect to, purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Pursuant to a claim for exemption filed with the National Futures Association (“NFA”) on behalf of the Fund, the Trust is not deemed to be a “commodity pool operator” (“CPO”), under the CEA, and it is not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity trading advisor” with respect to its services as an investment adviser to the Fund. In February 2012, the CFTC adopted certain regulatory changes that may require the Adviser to register with the CFTC as a CPO if the Fund is unable to comply with certain trading and marketing limitations on its investments in futures and certain other instruments. With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, the Trust, on behalf of the Fund must meet one of the following tests under the amended regulations in order to claim an exemption from being a CPO. First, the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed five percent of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser is required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements. Over-the-counter (“OTC”) swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund. Cleared swap agreements are contracts in which payments are guaranteed by a central clearinghouse.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including affiliated funds, foreign funds, and money market funds) and real estate investment trusts (“REITs”) to the extent allowed by law. Pursuant to the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by the Adviser and/or Sub-Adviser or otherwise affiliated with the Adviser and/or Sub-Adviser, in excess of the limits discussed above. Other investment companies, including affiliated and foreign investment companies, in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Lending Portfolio Securities. The Fund may lend portfolio securities to approved borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those advised by the Adviser and/or Sub-Adviser; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”).

Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by the Adviser and/or Sub-Adviser. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

Repurchase agreements pose certain risks for the Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser and/or Sub-Adviser believe it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by assets having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund may enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract (“NDF”) is a forward contract where there is no physical settlement of two currencies at maturity. NDFs are contracts between parties in which a net settlement amount based on the change in the specified foreign exchange rate is paid by one party to the other. The Fund’s obligations with respect to each NDF is accrued on a daily basis and an amount of cash or liquid securities at least equal to such amount maintained in an account at the Trust’s custodian bank. The risk of loss with respect to NDFs generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Restricted Securities/Rule 144A Securities. The Fund may invest in securities offered pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to Shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective, do not violate any investment restrictions or policies, and otherwise permitted by the 1940 Act and any other applicable law.

General Considerations and Risks

An investment in the Fund is subject to a number of risks, which are discussed in the Fund’s Prospectus and below. The risks may adversely affect the Fund’s ability to achieve its investment objective, performance, and/or NAV, and the trading price of the Fund’s Shares. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the U.S. and Chinese markets. There can be no assurance that the Fund will achieve it investment objective or generate positive performance. Investors should carefully evaluate the merits and risks of an investment in the Fund in the context of his or her overall financial circumstances, knowledge and experience as an investor. The discussion of the risk factors set forth below should be read together with the discussion of risks in the Fund’s Prospectus.

Risks of Equity Securities. An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most the securities in the Underlying Index are listed, there can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

In addition, in the current economic environment, global markets are experiencing a very high level of volatility and an increased risk of corporate failures. The insolvency or other corporate failures of any one or more of the constituents of the Underlying Index may have an adverse effect on the Underlying Index’s and, therefore, the Fund’s performance.

RQFII Program Risk. The Fund is not a RQFII, but rather will utilize the Sub-Adviser’s RQFII quota granted under RQFII regulations. The RQFII regulations provide that the size of a RQFII’s quota may be reduced or cancelled by the SAFE if the RQFII is unable to use its RQFII quota effectively within one year after the quota is granted. If SAFE reduces the RQFII’s quota, it may affect the Adviser’s ability to effectively pursue the Fund’s investment strategy.

In addition, the Sub-Adviser’s RQFII status could be suspended or revoked. There can be no assurance that the Sub-Adviser will continue to maintain its RQFII status or be able to acquire additional RQFII quota. In the event the Sub-Adviser is unable to maintain its RQFII status or its RQFII quota becomes inadequate, unless the Sub-Adviser is able to acquire additional RQFII quota, it may be necessary for the Fund to limit or suspend creations of Creation Units. In such event it is possible that the trading price of the Fund’s Shares on the Exchange will be at a significant premium to the NAV (which may also increase tracking error of the Fund). In extreme circumstances, the Fund may incur significant loss due to limited investment capabilities, or may not be able fully to implement or pursue its investment objectives or strategies, due to RQFII investment restrictions, illiquidity of the PRC’s securities markets, and delay or disruption in execution of trades or in settlement of trades.

Pursuant to PRC and RQFII regulations, the SAFE is vested with the power to impose regulatory sanctions if the Sub-Adviser, in its capacity as RQFII, or the PRC Custodian (as that term is defined below) violates any provision of the RQFII regulations. Any such violations could result in the revocation of the Sub-Adviser’s quota or other regulatory sanctions and may adversely impact on the portion of the Sub-Adviser’s quota granted with respect to the Fund.

The current RQFII regulations also include rules on investment restrictions applicable to the Fund, which may adversely affect the Fund’s liquidity and performance. In addition, because transaction sizes for RQFIIs are relatively large, the corresponding heightened risk of exposure to decreased market liquidity and significant price volatility could lead to possible adverse effects on the timing and pricing of acquisition or disposal of securities.

The regulations which regulate investments by RQFIIs in the PRC and the repatriation of capital from RQFII investments are relatively new. The application and interpretation of such investment regulations are therefore relatively untested and there is no certainty as to how they will be applied as the PRC authorities and regulators have been given wide discretion in such investment regulations and there is no precedent or certainty as to how such discretion may be exercised now or in the future.

Borrowing Risk. The Trust, on behalf of the Fund and certain other funds managed by the Adviser, has entered into a revolving senior unsecured credit facility with The Bank of New York Mellon (“BNY Mellon”). The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a RIC. The credit facility agreement, which is a collective agreement between BNY Mellon, the Fund and certain other funds managed by the Adviser, severally and not jointly, permits collective borrowings up to an aggregate principal amount of $XX million (though the Trust may request an increase up to a total of $XXX million). Interest is charged to the Fund based on its borrowings at current commercial rates. Each borrowing under the credit facility matures no later than XX days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of XX% per annum of the daily amount of the excess, if any, of the lender’s commitment over the aggregate outstanding principal balance of the loans made by the lender. The Trust may request an extension of the credit facility within 60 days of its termination date. The Fund can prepay loans at any time and may at any time terminate, or from time to time reduce, without the payment of a premium or penalty, the commitment under the credit facility subject to compliance with certain conditions.

Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees, which may reduce the Fund’s return. The Fund is required to maintain continuous asset coverage with respect to its borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it is not advantageous to do so. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In addition, if the Fund’s assets increase, there is no assurance that the lender will be willing to make additional loans to the Fund in order to allow it to borrow the amounts desired by the Fund to facilitate redemptions.

PRC Broker and PRC Custodian Risk. The Sub-Adviser is responsible for selecting PRC Brokers to execute transactions for the Fund in the PRC markets. As a matter of practice, only one PRC Broker can be appointed in respect of each stock exchange in the PRC. Thus, the Fund will rely on only one PRC Broker for each stock exchange (the Shanghai Stock Exchange and the Shenzhen Stock Exchange) in the PRC, which may be the same PRC Broker. As such the Fund will rely on a limited number of PRC Brokers to execute transactions on behalf of the Fund. If a single PRC Broker is appointed, the Fund may not necessarily pay the lowest commission available in the market. However, in its selection of a PRC Broker(s), the Sub-Adviser, will consider factors such as the competitiveness of commission rates, size of the relevant orders and execution standards. Should, for any reason, the Fund’s ability to use one or more of the relevant PRC Brokers be affected, this could disrupt the operations of the Fund and affect the ability of the Fund to track the Underlying Index, causing a premium or a discount to the trading price of the Fund’s Shares.

The Sub-Adviser is responsible for selecting a custodian in the PRC to custody its assets pursuant to local Chinese laws and regulations (the “PRC Custodian”). According to the RQFII regulations and market practice, the securities and cash accounts for the Fund in the PRC are to be maintained by the PRC Custodian in the joint names of the Sub-Adviser as the RQFII holder and the Fund. The Fund’s PRC Custodian is the Bank of China Limited. The PRC Custodian maintains the Fund’s RMB deposit accounts and oversees the Fund’s investments in A-Shares in the PRC to ensure their compliance with the rules and regulations of the CSRC and the People’s Bank of China. A-Shares that are traded on the Shanghai or Shenzhen Stock Exchanges are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation Limited (“CSDCC”). A-Shares purchased by the Sub-Adviser, in its capacity as a RQFII, on behalf of the Fund, may be received by the CSDCC and credited to a securities trading account maintained by the PRC Custodian in the names of the Fund and the Sub-Adviser as the RQFII.

The assets held or credited in the Fund’s securities trading account(s) maintained by the PRC Custodian are segregated and independent from the proprietary assets of the PRC Custodian. However, under PRC law, cash deposited in the Fund’s cash account(s) maintained with the PRC Custodian will not be segregated but will be a debt owing from the PRC Custodian to the Fund as a depositor. Such cash will be co-mingled with cash that belongs to other clients or creditors of the PRC Custodian. In the event of bankruptcy or liquidation of the PRC Custodian, the Fund will not have any proprietary rights to the cash deposited in such cash account(s), and the Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors, of the PRC Custodian.

There is a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the PRC Broker(s) or PRC Custodian. In such event, the Fund may be adversely affected in the execution of any transaction or face difficulty and/or encounter delays in recovering its assets, or may not be able to recover it in full or at all. The Fund may also incur losses due to the acts or omissions of the PRC Brokers and/or the PRC Custodian in the execution or settlement of any transaction or in the transfer of any funds or securities. Subject to the applicable laws and regulations in the PRC, the Adviser and the Sub-Adviser will make arrangements to ensure that the PRC Brokers and PRC Custodian have appropriate procedures to properly safe-keep the Fund’s assets.

Repatriation Risk. SAFE regulates and monitors the repatriation of funds out of the PRC by RQFIIs. Repatriations by RQFIIs in respect of an open-ended RQFII fund, such as the Fund, conducted in RMB are currently permitted daily and are not subject to repatriation restrictions or prior approval from the SAFE, although authenticity and compliance reviews will be conducted by the PRC Custodian (as that term is defined below), and monthly reports on remittances and repatriations will be submitted to SAFE by the PRC Custodian. There is no assurance, however, that PRC and RQFII rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC and RQFII rules and regulations may take effect retroactively. Any restrictions on repatriation of the invested capital and net profits may impact the Fund’s ability to meet redemption requests. Furthermore, as the Custodian’s or the PRC Custodian’s review on authenticity and compliance is conducted on each repatriation, the repatriation may be delayed or even rejected by the Custodian or the PRC Custodian in case of non-compliance with the RQFII regulations. In such case, it is expected that redemption proceeds will be paid as soon as practicable and after the completion of the repatriation of the funds concerned. It should be noted that the actual time required for the completion of the relevant repatriation will be beyond the Adviser’s and the Sub-Adviser’s control.

Economic, political and social risks of the PRC. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources.

Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 20 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

For more than 20 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the portfolio securities of the Fund. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund. Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of the Fund’s portfolio securities.

PRC Laws and Regulations Risk. The regulatory and legal framework for capital markets and joint stock companies in the PRC may not be as well developed as those of developed countries. PRC laws and regulations affecting securities markets are relatively new and evolving, and because of the limited volume of published cases and judicial interpretation and their non-binding nature, interpretation and enforcement of these regulations involve significant uncertainties. In addition, as the PRC legal system develops, no assurance can be given that changes in such laws and regulations, their interpretation or their enforcement will not have a material adverse effect on their business operations.

Restricted Markets Risk. The Fund’s investments in A-Shares may be subject to limitations or restrictions on foreign ownership or holdings imposed by the PRC. Such legal and regulatory restrictions or limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings as compared to the performance of the Underlying Index. This may increase the risk of tracking error.

A-Share Market Suspension Risk. A-Shares may only be purchased from, or sold to, the Fund from time to time where the relevant A-Shares may be sold or purchased on the Shanghai Stock Exchange or the Shenzhen Stock Exchange, as appropriate. Given that the A-Share market is considered volatile and unstable (with the risk of suspension of a particular stock or government intervention), the creation and redemption of Creation Units may also be disrupted. A participating dealer may not be able to create Creation Units of the Fund if A-Shares are not available or not available in sufficient amounts.

Taxation Risk. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The PRC generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in the PRC. The PRC also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in the PRC. There is at present, however, no direct authority on the application of these taxes to an RQFII. In the case of the capital gains tax, moreover, the methodology for calculating and collecting the tax is as yet undetermined, and the PRC tax authorities are not currently enforcing the collection of the tax. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain. Finally, it is also unclear how the PRC business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. In light of this uncertainty, the Fund presently plans to reserve 10% of its realized and unrealized gains from its A-Share investments to meet any potential withholding tax liability. The Fund’s withholding provision may be excessive or inadequate to meet actual Chinese tax liabilities with respect to the Fund’s investments. The Fund will be liable to the Sub-Adviser for any PRC tax that is imposed on the Sub-Adviser with respect to the Fund’s investments in excess of such provision. The Fund’s 10% reserve for potential Chinese taxes also may increase tracking error.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors.

As described below under “Taxes,” the Fund may elect, for U.S. federal income tax purposes, to treat PRC taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, however, your ability to claim a credit for certain PRC taxes may be limited under general U.S. tax principles.

In addition, to the extent the Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in A-Shares and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. Also the Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares.

Should the Chinese government impose restrictions on the Fund’s ability to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to satisfy distribution requirements applicable to RICs under the Code, and the Fund may therefore be subject to Fund-level U.S. federal taxes. In the event such restrictions are imposed, the Fund may borrow funds to the extent necessary to distribute to shareholders income sufficient to maintain the Fund’s status as a RIC.

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Fund.

Government Intervention and Restriction Risk. Governments and regulators may intervene in the financial markets, such as by the imposition of trading restrictions, a ban on “naked” short selling or the suspension of short selling for certain stocks. This may affect the operation and market making activities of the Fund, and may have an unpredictable impact on the Fund. Furthermore, such market interventions may have a negative impact on the market sentiment which may in turn affect the performance of the Underlying Index and as a result the performance of the Fund.

RMB Exchange Controls and Restrictions Risk. It should be noted that the RMB is currently not a freely convertible currency as it is subject to foreign exchange control policies and repatriation restrictions imposed by the PRC government. There is no assurance that there will always be RMB available in sufficient amounts for the Fund to remain fully invested. Since 1994, the conversion of RMB into U.S. dollars has been based on rates set by the PBOC, which are set daily based on the previous day’s PRC interbank foreign exchange market rate. On July 21, 2005, the PRC government introduced a managed floating exchange rate system to allow the value of RMB to fluctuate within a regulated band based on market supply and demand and by reference to a basket of currencies. In addition, a market maker system was introduced to the interbank spot foreign exchange market. In July 2008, China announced that its exchange rate regime was further transformed into a managed floating mechanism based on market supply and demand. Given the domestic and overseas economic developments, the PBOC decided to further improve the RMB exchange rate regime in June 2010 to enhance the flexibility of the RMB exchange rate. In April 2012, the PBOC decided to take a further step to increase the flexibility of the RMB exchange rate by expanding the daily trading band from +/-0.5% to +/ -1%.

However it should be noted that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the U.S. dollar or any other foreign currency in the future. Foreign exchange transactions under the capital account, including principal payments in respect of foreign currency-denominated obligations, currently continue to be subject to significant foreign exchange controls and require the approval of the SAFE. On the other hand, the existing PRC foreign exchange regulations have significantly reduced government foreign exchange controls for transactions under the current account, including trade and service related foreign exchange transactions and payment of dividends. Nevertheless, neither the Adviser nor the Sub-Adviser can predict whether the PRC government will continue its existing foreign exchange policy or when the PRC government will allow free conversion of the RMB to foreign currency.

RMB Trading and Settlement Risk. The trading and settlement of RMB-denominated securities are recent developments in Hong Kong and there is no assurance that problems will not be encountered with the systems or that other logistical problems will not arise.

RQFII Late Settlement Risk. The Fund will be required to remit RMB from Hong Kong to the PRC to settle the purchase of A-Shares by the Fund from time to time. In the event such remittance is disrupted, the Fund will not be able to fully replicate the Underlying Index by investing in the relevant A-Shares, which may lead to increased tracking error.

Future Movements in RMB Exchange Rates Risk. The exchange rate of RMB ceased to be pegged to U.S. dollars on July 21, 2005, resulting in a more flexible RMB exchange rate system. China Foreign Exchange Trading System, authorized by the PBOC, promulgates the central parity rate of RMB against U.S. dollars, Euro, Yen, pound sterling and Hong Kong dollar at 9:15 a.m. on each business day, which will be the daily central parity rate for transactions on the Inter-bank Spot Foreign Exchange Market and OTC transactions of banks. The exchange rate of RMB against the above-mentioned currencies fluctuates within a range above or below such central parity rate. As the exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including U.S. dollars and Hong Kong dollars, are susceptible to movements based on external factors. There can be no assurance that such exchange rates will not fluctuate widely against U.S. dollars, Hong Kong dollars or any other foreign currency in the future. From 1994 to

July 2005, the exchange rate for RMB against U.S. dollar and the Hong Kong dollar was relatively stable. Since July 2005, the appreciation of RMB has begun to accelerate. Although the PRC government has constantly reiterated its intention to maintain the stability of RMB, it may introduce measures (such as a reduction in the rate of export tax refund) to address the concerns of the PRC’s trading partners. Therefore, the possibility that the appreciation of RMB will be further accelerated cannot be excluded. On the other hand, there can be no assurance that RMB will not be subject to devaluation.

Offshore RMB (“CNH”) Market Risk. The onshore RMB (“CNY”) is the only official currency of the PRC and is used in all financial transactions between individuals, state and corporations in the PRC. Hong Kong is the first jurisdiction to allow accumulation of RMB deposits outside the PRC. Since June 2010, the offshore RMB (“CNH”) is traded officially, regulated jointly by the Hong Kong Monetary Authority and the PBOC. While both CNY and CNH represent RMB, they are traded in different and separated markets. The two RMB markets operate independently where the flow between them is highly restricted. Though the CNH is a proxy of the CNY, they do not necessarily have the same exchange rate and their movement may not be in the same direction. This is because these currencies act in separate jurisdictions, which leads to separate supply and demand conditions for each, and therefore separate but related currency markets.

The current size of RMB-denominated financial assets outside the PRC is limited. As of February 2012, the total amount of RMB (CNH) deposits held by institutions authorized to engage in RMB banking business in Hong Kong amounted to approximately RMB566 billion. In addition, participating authorized institutions are also required by the Hong Kong Monetary Authority to maintain a total amount of RMB (in the form of cash and its settlement account balance with a Renminbi clearing bank) of no less than 25% of their RMB deposits, which further limits the availability of RMB that participating authorized institutions can utilize for conversion services for their customers. RMB business participating banks do not have direct RMB liquidity support from PBOC. Only the Renminbi clearing bank has access to onshore liquidity support from PBOC (subject to annual and quarterly quotas imposed by PBOC) to square open positions of participating banks for limited types of transactions, including open positions resulting from conversion services for corporations relating to cross-border trade settlement and for individual customers of up to RMB20,000 per Hong Kong resident person per day. The Renminbi clearing bank is not obliged to square for participating banks any open positions resulting from other foreign exchange transactions or conversion services and the participating banks will need to source RMB from the offshore market to square such open positions. Although it is expected that the offshore RMB market will continue to grow in depth and size, its growth is subject to many constraints as a result of PRC laws and regulations on foreign exchange. There is no assurance that new PRC regulations will not be promulgated or the Settlement Agreement will not be terminated or amended in the future which will have the effect of restricting availability of RMB offshore.

Disclosure of Interests and Short Swing Profit Rule. The Fund may be subject to shareholder disclosure of interest regulations promulgated by the CSRC. To the extent they are applicable, these regulations currently would require the Fund to make certain public disclosures when the Fund and parties acting in concert with the Fund acquire 5% or more of the issued securities of a listed company (which include A-Shares of the listed company). If the reporting requirement is triggered, the Fund would be required to report information which includes, but is not limited to: (a) information about the Fund (and parties acting in concert with the Fund) and the type and extent of its holdings in the company; (b) a statement of the Fund’s purposes for the investment and whether the Fund intends to increase its holdings over the following 12-month period; (c) a statement of the Fund’s historical investments in the company over the previous six months; (d) the time of, and other information relating to, the transaction that triggered the Fund’s holding in the listed company reaching the 5% reporting threshold; and (e) other information that may be required by the CSRC or the stock exchange. Additional information may be required if the Fund and its concerted parties constitute the largest shareholder or actual controlling shareholder of the listed company. The report must be made to the CSRC, the stock exchange, the invested company, and the CSRC local representative office where the listed company is located. The Fund would also be required to make a public announcement through a media outlet designated by the CSRC. The public announcement must contain the same content as the official report. The public announcement may require the Fund to disclose its holdings to the public, which could have an adverse effect on the performance of the Fund.

The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. As such, under a conservative interpretation of these regulations, the Fund may be deemed as a

“concerted party” of other funds managed by the Adviser, Sub-Adviser or their affiliates and therefore may be subject to the risk that the Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds should the aggregate holdings trigger the reporting threshold under the PRC law.

If the 5% shareholding threshold is triggered by the Fund and parties acting in concert with the Fund, the Fund would be required to file its report within three days of the date the threshold is reached. During the time limit for filing the report, a trading freeze applies and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may undermine the Fund’s performance, if the Fund would otherwise make trades during that period but is prevented from doing so by the regulation.

Once the Fund and parties acting in concert reach the 5% trading threshold as to any listed company, any subsequent incremental increase or decrease of 5% or more will trigger a further reporting requirement and an additional three-day trading freeze, and also an additional freeze on trading within two days of the Fund’s report and announcement of the incremental change. These trading freezes may undermine the Fund’s performance as described above. Also, Shanghai Stock Exchange requirements currently require the Fund and parties acting in concert, once they have reach the 5% threshold, to disclose whenever their shareholding drops below this threshold (even as a result of trading which is less than the 5% incremental change that would trigger a reporting requirement under the relevant CSRC regulation).

CSRC regulations also contain additional disclosure (and tender offer) requirements that apply when an investor and parties acting in concert reach thresholds of 20% and greater than 30% shareholding in a company.

Subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may be applicable to the trading of the Fund with the result that where the holdings of the Fund (possibly with the holdings of other investors deemed as concert parties of the Fund) exceed 5% of the total issued shares of a listed company, the Fund may not reduce its holdings in the company within six months of the last purchase of shares of the company. If the Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the listed company. In addition, the rule limits the ability of the Fund to repurchase securities of the listed company within six months of such sale. Moreover, under PRC civil procedures, the Fund’s assets may be frozen to the extent of the claims made by the company in question. These risks may greatly impair the performance of the Fund.

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to invest in futures and options to a significant extent or use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, may utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

The Fund’s use of futures and options on futures involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser and/or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Risks of Swap Agreements. The risk of loss with respect to OTC swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive). Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Central clearing is expected to decrease counterparty risk and increase liquidity compared to un-cleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar un-cleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on un-cleared swaps in the near future, which could reduce the distinction.

Risks of Currency Transactions. Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy V oting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

Information with respect to how the Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-855-329-3837 (1-800-DBX-ETFS) or through the Fund’s website at www.dbxetf.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and the Administrator will not disseminate non-public information concerning the Trust.

Construction and Maintenance of the Underlying Index

A description of the Underlying Index is provided below.

Defining the Equity Universe. The CSI 800 Financial Index is composed of the largest and most liquid stocks in the financial sector of the Chinese A-Share sector. Launched on             ,         , the Underlying Index aims to measure the performance of all the A-Shares of companies in the financial sector traded on the Shanghai and Shenzhen Stock Exchanges (“financial sector companies”). Companies are classified as financial sector companies if: (i) over 50% of a company’s total revenue is derived from the financial sector; (ii) a company does not derive more than 50% of its total revenue from the financial sector, but the company’s highest revenue and profit is derived from the financial sector and such revenue and profit is greater than 30% of the company’s total revenue and profit; or (iii) a company does not derive more than 30% of its total revenue and profit from the financial sector, but, after research, the Index Provider’s expert team determines the company otherwise has characteristics of a financial sector company.

The Underlying Index universe includes all the A-Shares of financial sector companies listed on the two exchanges that satisfy the following conditions: (i) the listing time of a stock is more than three months unless the daily average total market value of a stock since its initial listing is ranked top 30 in all the A-Shares, and (ii) non-ST or *ST stocks; non-temporary suspension stocks from trading. ST Stocks refer to stocks of issuers that have experienced financial losses continuously for two years and, thus, are treated specially by regulators. The daily share price fluctuation for an ST stock should be within 5%. *ST stocks are also specially treated to inform investors of the potential risk of delisting of the issuer’s stock.

The Underlying Index constituents must demonstrate positive performance, financial stability, and limited price volatility without any signs of manipulation. The Underlying Index is a subset of the CSI 800 Index. Constituents of the CSI 800 Index are selected as follows: (i) calculate the A-Shares daily average trading value and A-Share daily average total market value during the most recent year for stocks in the index universe, or in case of a new issue, during the 4th trading day that it was a public company; (ii) rank the stocks in the universe by A-Share daily average trading value of the most recent year in descending order and delete the bottom ranked 50% stocks; and rank the remaining stocks by A-Share daily average market value of the most recent year in descending order, those who rank in the top 800 are identified. From this list, those companies that are classified as financial sector companies (as described above) are selected for the Underlying Index.

Maintaining the Underlying Index. When the constituent list or share structure changes, or the constituents’ market value changes due to non-trading factors, the divisor is adjusted to keep the Underlying Index comparable overtime. The Underlying Index will be reviewed in response to corporate actions that may affect the price of constituents or the sector classification of a constituent, share changes caused by corporate actions, e.g., re-issuance, listing of right issue, share changes caused by shareholders’ behavior, and after each adjustment. Underlying Index constituents are reviewed every six months. Meetings of the Underlying Index Advisory Committee are usually held in May and November of each year and constituent adjustments are implemented on the second Friday in June and December of each year. The number of constituents adjusted at each periodic review will not exceed 10%. Adjustments to the Underlying Index methodology will be publicized in advance of their implementation.

Calculating the Underlying Index. The Underlying Index is calculated using a Paasche weighted composite price index formula. Hence, the calculation depends on two factors, namely free float and category-weighted method. The Underlying Index is calculated each second and quotes are updated and disseminated every five seconds.

Free float refers to the methodology used to calculate the capitalization of the Underlying Index’s constituent stocks and is calculated by multiplying the constituent stocks’ price by the number of shares readily available in the market. Specifically, the A-Share free float is defined by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”) as shares outstanding and tradeable in the open stock market. Free float excludes shares subject to restricted trading and the following non-negotiated shares:

—	Long-term holdings by founders, families and senior executives: Shares held by founders or founder families as well as shares held by members of the directorates and senior managers etc.;
—	Government holdings: Shares held by the government or its subsidiaries;
—	Strategic holdings: Shares held by strategic investors for long-term strategic interests in lock-in period;
—	Frozen shares: Frozen shares held by investors before released;
—	Restricted employee shares: Stocks held by enterprise employee including employee pension plan, annuities for employees or management staff; and
—	Cross holdings: Two or more companies hold shares one another for specific purpose.

Restricted shares during the lock-in period are deemed as non-free float. For non-restricted shares, if they belong to the six categories above and the holdings of shareholders or persons acting in concert is larger than 5%, they will be defined as non-free float, and those smaller than 5% will be defined as free float. Restricted shares after the lock-in period are treated the same way as non-restricted shares.

Category-weighted method refers to the methodology used to adjust the weighting of the Underlying Index’s constituent stocks. For example, each constituent stock will be assigned an Inclusion Factor percentage that is based on the ratio of the number of free float shares to the total number of A-Shares. This ratio is referred to as the Negotiable Market Cap Ratio. The Index Provider then multiplies the total number of A-Shares by the Inclusion Factor to determine the necessary adjustment of the Underlying Index’s constituent stocks.

Investment Limitations

The Board has adopted as non-fundamental policies the investment objectives of the Fund discussed in this SAI. Therefore, the Fund may change its investment objective and its Underlying Index without a Shareholder vote. The Board has adopted as fundamental policies for the Fund set forth below investment restrictions numbered 1 through 6 below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, and (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to the extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry, except that municipal securities with payments of principal or interest backed by revenue of a specific project related to a specific industry are considered to be issued by that industry;

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques; to the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law;

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objectives and policies); or

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, the disposing of portfolio securities.

For purposes of the concentration policy in investment limitation (1), municipal securities with payments of principal or interest backed by the revenue of a specific project are considered to be issued by a member of the industry which includes such specific project.

Senior Securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

In addition to the investment limitations adopted as fundamental as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a Shareholder vote. The Fund will not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short;

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin;

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act;

4. Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities);

5. Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities; and

6. Purchase any security while it has outstanding borrowings which exceed 5% of the value of its total assets. For purposes of this non-fundamental policy, the Fund does not consider certain transactions to constitute a borrowing, including cash advances used to cover short-term overdrafts, initial and variation margin on futures contracts, reverse repurchase agreements, and derivative investments, such as swaps, that are “covered” consistent with SEC guidance.

If any percentage restriction described above is complied with to at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not constitute in a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers in the financial sector or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers in the financial sector. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. In addition, the Fund will invest at least 80% of its total assets (but typically far more) in instruments that comprise its Underlying Index.

The Fund has adopted a non-fundamental investment policy such that the Fund may invest in shares of other open-end management investment companies or unit investment trusts subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that if the Fund has knowledge that its Shares are purchased by another investment company investor in reliance on the provisions of subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act, the Fund will not acquire any securities of other open-end management investment companies or unit investment trusts in reliance on the provisions of subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by the Adviser, the Sub-Adviser and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Adviser or Sub-Adviser or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or Sub-Adviser. These are the “non-interested” or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s ten funds and five exchange-traded funds advised by DBX Strategic Advisors LLC, an affiliate of the Adviser, as well as the mutual funds advised by certain other affiliates of the Adviser.

Independent Trustees

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years
J. David Officer Age: 65 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011

Independent Director;

Consultant to Pershing

LLC (2009-present);

Formerly, Consultant,

Fidelity (2011), The

Dreyfus Corporation

(2009-2010); Vice

President, The Dreyfus

Family of Funds (2010);

Vice Chairman, The

Dreyfus Corporation

(1998-2009); Chief

Operating Officer, The Dreyfus Corporation

XX

GLG Investment Series

Trust; The Dreyfus

Corporation; MBSC

Securities Corporation;

Dreyfus Services

Corporation; MBSC,

LLC; Dreyfus Transfer,

Inc.; Dreyfus Service

Organization, Inc.;

Mellon Residential

Funding Corp.; Mellon

United National Bank;

Laurel Capital Advisors; Mellon United National

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years

(2006-2009); President,

The Dreyfus Family of

Funds, Inc. (2006-2009);

Chief Executive Officer

and Chairman, Laurel

Capital Advisors (2005-

2009); Executive Vice

President, The Bank of

New York Mellon

(2008-2009); President

and Chairman, Dreyfus Founders Funds, Inc.

(2007-2009); President,

Chairman and Chief

Executive Officer,

Founders Asset

Management (2007-

2009); Vice President

BNY Mellon Funds

Trust (2007-2009);

President, MBSC

Securities Corporation

(2007-2009); Vice

President, Dreyfus

Service Organization,

Inc. (2004-2009);

Executive Vice

President, Mellon Bank, N.A. (1994-2008).

Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management; Old Westbury Funds LLC.

Stephen R. Byers Age: 60 60 Wall Street New York, New York 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	XX	Sierra Income Corporation; College of William and Mary, Graduate School of Business.

George O. Elston Age: 49 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	XX	Celldex Therapeutics.

Interested Trustee

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years
Alex Depetris Age 33 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	XX	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

Officers

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gilligan Age 47 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.

Martin Kremenstein Age 37 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006.

Frank Gecsedi Age 46 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), 2000-2010.

Board Leadership, Structure and Oversight Responsibilities.

Board Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings four times a year, and may meet more often as required.

Mr. Depetris, an Interested Trustee, serves as chairman of the Board. The Board is comprised of a super-majority (75 percent) of Independent Trustees. While the Board does not have a lead Independent Trustee, the chairmen of the Audit Committee and Nominating Committee (each of which consists solely of Independent Trustees) serve as liaisons between the Adviser and other service providers and the other Independent Trustees. Each such chairman is an Independent Trustee. The Board regularly reviews its Committee structure and membership and believes that its current structure is appropriate based on the fact that the Independent Trustees constitute a super-majority of the Board, the role of the Committee chairmen (who are Independent Trustees), the assets and number of funds overseen by the Trustees, as well as the nature of the funds’ business.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as its associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm and Trust counsel to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to the policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. The Board has concluded, based on each Trustee’s experience, qualifications and attributes, that each Board member should serve as a Trustee. Following is a brief summary of the information that led to this conclusion.

Mr. Stephen Byers. Mr. Byers gained extensive experience with a variety of financial, accounting, management, regulatory and operational issues facing funds through his more than 30 years of experience on the boards and/or in senior management of such companies as The Dreyfus Corporation, Gruntal & Co., LLC, Painewebber, Citibank/Citicorp and American Airlines. Mr. Byers possesses a strong understanding of the regulatory framework under which investment companies must operate and can provide management input and investment guidance to the Board.

Mr. George Elston. Through his prior positions on the boards and in senior management of such companies as Celldex Therapeutics, Optherion, Inc. and Elusys Therapeutics, Mr. Elston has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Elston also has experience as a general partner of Chatham Partners LLC.

Mr. David Officer. Mr. Officer has over 30 years of experience in the financial services industry and related fields, including his positions on the boards and/or in senior management of such companies as The Bank of New York Mellon, The Dreyfus Corporation, Laurel Capital Advisors and Bank of New England. In addition to his experience with financial, investment and regulatory matters, Mr. Officer has extensive accounting knowledge through his education and experience as a principal financial officer, principal accounting officer, controller, public accountant or auditor at his previous positions.

Mr. Alex Depetris. In addition to his tenure as Vice President in the DBX Group at Deutsche Bank AG, Mr. Depetris has experience as an attorney at the law firms of Arnold & Porter and Sullivan & Worcester. Therefore, Mr. Depetris has extensive knowledge of the regulatory framework under which investment companies operate, including with respect to exchange-traded funds.

Committees of the Board of Trustees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.

Messrs. Byers, Elston and Officer currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee met twice during the fiscal year ended May 31, 2013.

Messrs. Byers, Elston and Officer currently serve as members of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from Shareholders. Nominations from Shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating Committee, as described below under the caption “Shareholder Communications to the Board.” During the fiscal year ended May, 31, 2013, the Nominating Committee did not meet.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Remuneration of Trustees. The Trust pays each Independent Trustee (i) an annual retainer of $25,000; (ii) $2,500 for each Board meeting attended in person and $1,500 for each Board meeting attended telephonically; (iii) $1,500 to members of the Board’s Audit Committee for each meeting of the Audit Committee attended; and (iv) a retainer of $2,000 to the chairperson of the Audit Committee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the fiscal year ended May 31, 2013:

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex

J. David Officer	$41,000	Not Applicable	Not Applicable	$41,000
Stephen R. Byers	$43,000	Not Applicable	Not Applicable	$43,000
George O. Elston	$41,000	Not Applicable	Not Applicable	$41,000

Control Persons and Principal Holders of Securities.

The Fund has not yet commenced operations and, therefore, there were no Beneficial Owners of the Fund as of the date of this SAI.

Potential Conflicts of Interest

The Adviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Adviser is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts.

The Adviser may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Adviser is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Adviser’s advisory clients, including the Fund. The Adviser has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

Investment Advisory, Sub-Advisory, Administrative and Distribution Services

Investment Adviser and Sub-Adviser. DBX Advisors LLC serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a Delaware limited liability company and was registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), in August 2010. DBX Advisors LLC was formed in June 2010 and is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Harvest Global Investments Limited serves as the investment sub-adviser to the Fund pursuant to a Sub-Advisory Agreement. Deutsche Asset Management, a global asset management firm and an affiliate of the Adviser, China Credit Trust Co. Ltd., a China-based financial services firm, and Lixin Investment Co., Ltd., China-based, private investment firm, each indirectly own greater than 25% of the outstanding voting securities of the Sub-Adviser and as such may be deemed to control the Sub-Adviser.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and manages the Sub-Adviser and manages or delegates to the Sub-Adviser the duties of the investment and reinvestment of the Fund’s assets. The Sub-Adviser manages the investment and reinvestment of the Fund’s assets on an ongoing basis under the supervision of the Adviser.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets at an annual rate of X.XX%.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Adviser has contractually agreed through             , 2015 to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses to X.XX% of the Fund’s average daily net assets, except for interest expense (and any other expenses related to borrowing), Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the “Expense Cap”). The Expense Cap will remain in effect until at least             , 2015 and may only be terminated with the consent of the Trust’s Board (and may not be terminated by the Adviser) prior to that time.

Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Sub-Advisory Agreement will continue in effect until two years from its initial effective date, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees.

The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by a Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. If the Sub-Advisory Agreement is terminated during its initial two-year term, the Adviser may be required (subject to certain exceptions) to pay the Sub-Adviser an amount equal to the sub-advisory fees the Sub-Adviser would have received for the remainder of the initial two-year term. In addition, if the Sub-Advisory Agreement is terminated on account of an “assignment” (as such term is defined in the 1940 Act) of the Advisory Agreement during the Fund’s first six years of operations, the Adviser may be required (subject to certain exceptions) to pay the Sub-Adviser an amount equal to the sub-advisory fees Harvest would have received during the remainder of such period.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser on a monthly basis XX% of the advisory fees it receives from the Fund. Currently, the Adviser pays the Sub-Adviser at the annual rate of X.XX%.

The Sub-Adviser is located at 31/F One Exchange Square, Connaught Place, Central, Hong Kong, Hong Kong.

Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, selects sub-advisers for the Fund and supervises, monitors and evaluates the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit a Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate a Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser is able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser compensates each sub-adviser out of its management fee.

Portfolio Managers.

Set forth below is additional information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”).

HGI supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. HGI utilizes teams of investment professionals acting together to manage the assets of the Fund. The HGI Portfolio Managers that have direct oversight responsibility and are primarily responsible for the day-to-day management of the Fund are: Andy Yang and Xiaodong Sun.

Mr. Yang is currently the portfolio manager for the Sub-Adviser’s existing two RQFII ETFs and five passive investment products for Harvest Fund Management Co., Ltd., the Sub-Adviser’s corporate parent (“HFM”) in China. Mr. Yang joined HFM’s Structured Investments Team in 2008 and was subsequently seconded from HFM to the Sub-Adviser. Before HFM, Mr. Yang worked for Goldman Sachs New York Office where he was a senior credit derivatives analyst within their FICC department. He also worked as an analyst in Bear Stearns from 2000 and subsequently as a quantitative portfolio manager and analyst in HBK Investment Co. where he created HBK’s high frequency future trading desk. Prior to that, he has worked for Citadel Investment Co. for 4 years and was a key member in extending Citadel’s option market business in Europe and Asia. Mr. Yang holds a Master’s Degree of Science from Pennsylvania State University.

Mr. Sun joined Harvest Global Investments Limited in September 2009 and was initially responsible for equity and fixed-income trading in Hong Kong and regional markets. In 2012 when Harvest launched its RQFII ETF, Mr. Sun took on additional responsibilities within the Passive Strategies Team as an assistant portfolio manager to Mr. Yang. Prior to joining Harvest Global Investments Limited, Mr. Sun worked at HFM in Beijing for two years as a QDII trader. His previous experience includes three years as an account manager of DU-Diederichs Projektmanagement in Wuppertal, Germany. Mr. Sun graduated from Central University of Finance and Economics with a degree in Finance. He also holds an MBA and a bachelor’s degree in Information Science from the University of Wuppertal, Germany.

Other Accounts Managed

The Portfolio Managers were also primarily responsible for the day-to-day management of other accounts, as set forth in the tables below.

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of June 30, 2013, except as otherwise noted, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Yang:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	0	7	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$0	$802.02	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Sun:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	0	2	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$0	$377.44	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

Portfolio Manager Compensation

HGI compensates the Fund’s portfolio managers for their management of the Fund. HGI pays portfolio managers (i) fixed base salaries, which are linked to job function, responsibilities and financial services industry peer comparison, and (ii) variable compensation, which is linked to investment performance, individual contributions to the team, and the overall financial results of the firm. Variable compensation may include a cash bonus, as well as potential participation in a variety of long-term incentive programs. There is no material difference in the method used to calculate the portfolio manager’s compensation with respect to the Fund and other accounts managed by the portfolio manager. HGI maintains competitive salaries for all employees, based on independent research of the investment management industry.

Portfolio Manager Ownership of Fund Shares

As of June 30, 2013, neither Portfolio Manager beneficially owned any Shares of the Fund.

Potential Conflicts of Interest

Because the Portfolio Managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The Portfolio Managers may manage other portfolios that have a similar investment style as the Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for Portfolio Managers does not generally provide incentive to favor one account over another because that part of a Portfolio Manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the Portfolio Manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, current trading practices do not allow HGI to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolios’ rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money Laundering Requirements. The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon serves as administrator, custodian and transfer agent for the Fund. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Also, pursuant to the Custody Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as a transfer agent for the Fund’s authorized and issued Shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly the Adviser from its management fee.

All of the Fund’s assets in the PRC, including onshore PRC cash deposits and its onshore A-Shares portfolio, will be held by the Custodian through the PRC Custodian. The PRC Custodian serves as such pursuant to an agreement between the Sub-Adviser and the PRC Custodian. The PRC Custodian, however, also provides foreign sub-custodial services to the Fund in its capacity as a subcustodian of BNY Mellon. A Securities account shall be opened with CSDCC in the joint names of the Sub-Adviser (as the RQFII holder) and the Fund. A RMB cash account will also be established and maintained with the PRC Custodian in the joint names of the Sub-Adviser (as the RQFII holder) and the Fund. The PRC Custodian will, in turn, have a cash clearing account with CSDCC for trade settlement according to applicable regulations.

Bank of China (Hong Kong) Limited will serve as the Fund’s Renminbi clearing bank for purposes of converting the Fund’s assets from U.S. dollars to RMB (CNY) and remitting RMB funds into the PRC. Currently the Bank of China (Hong Kong) Limited is the only RMB clearing bank for offshore RMB in Hong Kong. A RMB clearing bank is an offshore bank that can obtain RMB funding from the PBOC to square the net RMB positions of other participating banks. In February 2004, Bank of China (Hong Kong) Limited launched its RMB clearing services following its appointment by the PBOC. Remittance of RMB funds into China may be dependent on the operational systems developed by the Bank of China (Hong Kong) Limited for such purposes, and there is no assurance that there will not be delays in remittance.

Distributor. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of the Fund. The Distribution Agreement continues for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Fund’s Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Fund’s Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC participants and/or investor services organizations.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Adviser currently pays the Distributor, from the Adviser’s own resources, an amount of approximately $20,000 per year per Fund for such purposes.

The Adviser and/or its subsidiaries or affiliates (“db-X Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain marketing activities related to the Fund or other funds advised by the Adviser or its affiliates (“db-X Funds”) (with such payments being “Payments”). Any Payments made by db-X Entities will be made from their own assets and not from the assets of the Fund. Although a portion of db-X Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other db-X Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other db-X Funds. db-X Entities may make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems (“Education Costs”). db-X Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to other db-X Funds or exchange-traded funds in general (“Publishing Costs”). In addition, db-X Entities may make Payments to Intermediaries that make shares of the Fund and certain other db-X Funds available to their clients or for otherwise promoting the Fund and other db-X Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other db-X Funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of September 28, 2013, db-X Entities had arrangements to make Payments to E*Trade Financial Corporation (“E*Trade”). Pursuant to the db-X Entities’ arrangement with E*Trade, E*Trade has agreed to promote certain of the db-X Funds to E*Trade’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of the Funds online (the “Co-Branded Marketing Program”). db-X Entities have agreed to facilitate the Co-Branded Marketing Program by making Payments to E*Trade during the term of the agreement based on a certain percentage of the assets of the db-X Funds held in the accounts of E*Trade’s customers.

db-X Entities may determine to make Payments based on any number of metrics. For example, db-X Entities may make Payments at year end or other intervals in a fixed amount, based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more db-X Funds in a year or other period, any of which arrangements may include an agreed upon minimum or maximum payment, or any combination of the foregoing. Any payments made by the db-X Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Fund or other db-X Funds.

Brokerage Transactions

The Adviser and/or Sub-Adviser assume general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, the Adviser’s and/or Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser and/or Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s Shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and interpretations thereunder, the Sub-Adviser may cause the Fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services and products if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the services and products utilized. In addition to agency transactions, the Sub-Adviser may receive brokerage or research services and products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services and products may include but are not limited to: economic, industry, or company research reports or investment recommendations; subscriptions to certain financial publications; market data such as stock quotes, last sale prices, trading volumes and similar data; databases and software, including, but not limited to, quantitative analytical software; and products and services that assist in effecting transactions and functions incidental thereto, including services of third-party computer systems directly related to brokerage activities and routing settlement instructions. The Sub-Adviser may use brokerage or research services and products furnished by brokers, dealers or service providers in servicing all client accounts, and not all services and products may necessarily be used in connection with the account that paid the commissions or spreads to the broker or dealer.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Adviser and/or Sub-Adviser manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by the Adviser and/or Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by the Adviser and/or Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The Adviser and/or Sub-Adviser may deal, trade and invest for their own account in the types of securities in which the Fund may invest. The Adviser and/or Sub-Adviser may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with the Adviser and/or Sub-Adviser, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser and/or Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund has not yet commenced operations and, therefore, has not paid any brokerage commissions as of the date of this SAI.

Additional Information Concerning the Trust

Shares. The Trust currently is comprised of XX separate investment series or portfolios called funds. Each series issues Shares of common stock, no par value. The Trust issues Shares of beneficial interests in each fund with no par value. The Board may designate additional funds.

Each Share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation. Each Share has one vote with respect to matters upon which the Shareholder is entitled to vote. In any matter submitted to Shareholders for a vote, each fund shall hold a separate vote, provided that Shareholders of all effected funds will vote together when: (1) required by the 1940 Act or (2) the Trustees determine that the matter affects the interests of more than one fund. Under Delaware law, the Trust is not required to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. All Shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the Shareholders.

Following the creation of the initial Creation Unit(s) of Shares of a fund and immediately prior to the commencement of trading in the fund’s Shares, a holder of Shares may be a “control person” of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more Shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to DBX ETF Trust, c/o the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by email by writing to dbxquestions@list.db.com or by telephone by calling 1-855-329-3837 or 1-855-DBX-ETFS (toll free).

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or the Fund entitled to vote on termination. Although the Shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of Shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the Shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex Equities and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. The Fund reserves the right to limit or suspend the issuance of Creation Units from time to time, including in the event the Fund is unable to obtain adequate exposure to the performance of the Underlying Index as described in the Fund’s Prospectus. The following table sets forth the number of Shares of the Fund that constitute a Creation Unit:

Fund	Shares Per Creation Unit
db X-trackers Harvest China A-Shares Financial Sector Fund	XXX

The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of the Fund of the Trust, and to make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day on which the Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. Due to various legal and operational constraints in China, the principal consideration for the purchase of a Creation Unit is cash. To the extent the Fund permits in-kind consideration for the purchase of a Creation Unit of the Fund, such in-kind consideration generally would consist of the in-kind deposit of a designated portfolio of securities (i.e., the Deposit Securities), which constitutes an optimized representation of the securities of the Fund’s Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any difference between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

The Adviser and/or Sub-Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange, the list of names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of Shares of the Deposit Securities pursuant to changes in composition of the Fund’s portfolio and changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser and/or Sub-Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC of the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations. The adjustments described above will reflect changes, known to the Adviser and/or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, once the NAV of a

Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase Shares of the Fund. The Distributor will notify the Adviser and/or Sub-Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian shall cause the subcustodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. The Authorized Participant must transmit the purchase order in the form required by the Trust to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Orders to create Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in the relevant foreign market are closed may not be accepted. The Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Trust’s standard cut-off times as provided in the Authorized Participant Agreement.

Acceptance of Order for Creation Unit. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser and/or Sub-Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the Shares, the Trust will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund if (i) the order is not in proper form; (ii) the investor(s) upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of Shares specified by the Adviser and/or Sub-Adviser, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Trust or the Adviser and/or Sub-Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) circumstances outside the control of the Trust, the Distributor and the Adviser and/or Sub-Adviser make it impracticable to process purchase orders. The Trust shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Trust, the Custodian, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. An investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities

To the extent in-kind creations are effected for the Fund, except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 115%, which the Adviser and/or Sub-Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Trust reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the Fund for brokerage and market impact expenses. The following table sets forth the Fund’s standard maximum creation transaction fee:

Standard Creation

Transaction Fee

$XXX

Redemption of Creation Units. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners also may sell Shares in the secondary market but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Redemptions are effected principally for cash. The Fund may borrow money for purposes of facilitating redemptions. See “Investment Strategies and Risks - General Considerations and Risks - Borrowing Risk.” In the case of in-kind redemptions, the Adviser and/or Sub-Adviser makes available through the NSCC, prior to the opening of business on the Exchange on each Business Day, the identity and number of Shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Redemption Transaction Fee. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the same day. To the extent redemptions are effected in-kind, the redeeming investor may be assessed an additional variable charge on the cash in lieu portion of its redemption proceeds. The standard redemption transaction fees are set forth below. To the extent the Fund redeems in kind, investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fee:

Standard Redemption

Transaction Fee

$XXX

Redemption requests for Creation Units of the Fund must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. The Authorized Participant must transmit the request for redemption in the form required by the Trust to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement in effect. At any time, there may be only a limited number of broker-dealers that have an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the Shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

Redemption proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except as noted below).

In the case of in-kind redemptions, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Due to the schedule of holidays in certain countries, and to the extent permitted by applicable law, the delivery of in-kind redemption proceeds may take longer than seven calendar days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

The holidays applicable to the Fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. The dates in calendar years 2013 and 2014 in which the regular holidays affect the Chinese securities markets are as follows (the following holiday schedule is subject to potential changes in the securities market):

2013

CHINA
January 1	February 14	May 7	October 3
January 21	February 15	May 27	October 4

February 7	February 18	July 4	October 7
February 8	May 1	September 2	October 14
February 11	May 2	September 30	November 11
February 12	May 3	October 1	November 28
February 13	May 6	October 2	December 25

2014

January 1	February 6	May 7	October 6
January 20	February 7	May 26	October 7
January 30	February 17	July 4	October 13
January 31	May 1	September 1	November 11
February 3	May 2	October 1	November 27
February 4	May 5	October 2	December 25
February 5	May 6	October 3

The longest redemption cycle for the Fund is a function of the longest redemption cycle in China. In the calendar years 2013 and 2014, the dates of regular holidays affecting the Chinese securities markets present the worst-case (longest) redemption cycle* for the Fund as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEARS 2013 AND 2014

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
China	02/04/13	02/19/13	15
	02/05/13	02/20/13	15
	02/06/13	02/21/13	15
	04/26/13	05/08/13	12
	04/29/13	05/09/13	10
	04/30/13	05/10/13	10
	09/25/13	10/08/13	13
	09/26/13	10/09/13	13
	09/27/13	10/10/13	13
	01/27/14	02/10/14	14
	01/28/14	02/11/14	14
	01/29/14	02/12/14	14
	04/28/14	05/08/14	10
	04/29/14	05/09/14	10
	04/30/14	05/12/14	12
	09/26/14	10/08/14	12
	09/29/14	10/09/14	10
	09/30/14	10/10/14	10

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Fund).

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws. The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Fund shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Fund shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such fund shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Taxation on Creation and Redemptions of Creation Units. Current federal tax laws dictate that any capital gain or loss realized from the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less.

Taxes

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Taxes.” The following summary of certain relevant tax provisions is as of the date of this SAI and is subject to change.

Regulated Investment Company Qualification. The Fund intends to qualify for treatment each year as a separate RIC under Subchapter M of the Code. To qualify for treatment as a RIC, the Fund must annually distribute at least the sum of 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and 90% of its net tax-exempt interest income and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly-traded partnerships.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. The Fund’s investments in partnerships, if any, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its Shareholders, provided that it satisfies the minimum distribution requirement described above. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify for treatment as a RIC for a taxable year, and the relief provisions are not available, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to Shareholders, and such distributions generally will be taxable to Shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate Shareholders generally should be eligible for the dividends received deduction. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify as a RIC in a subsequent year. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If the Fund does not on a timely basis receive applicable government approvals in the PRC to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to satisfy the minimum distribution requirement described above.

Excise Tax. The Fund will be subject to a nondeductible 4% excise tax on certain undistributed income if it does not distribute to its Shareholders in each calendar year at least the sum of 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

If the Fund does not on a timely basis receive applicable government approvals in the PRC to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to avoid the excise tax.

Fund Losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. These losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.

Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year following the taxable year in which they were actually incurred.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the Code as received by the Shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to Shareholders of record on a specified date in such a month shall be deemed to have been received by each Shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its Shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its Shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate Shares of the undistributed amount, (b) will be entitled to credit their proportionate Shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata Share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in Shares and regardless of how long a Shareholder has held Shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each Shareholder, be treated as a tax-free return of capital to the extent of a Shareholder’s basis in Shares of the Fund, and as a capital gain thereafter (if the Shareholder holds Shares of the Fund as capital assets).

Investors considering buying Shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and Shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of Shares of the Fund, a Shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the Shareholder’s basis in Shares of the Fund. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder’s hands and will be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be increased to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of the Fund Share held by the Shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the Shareholder with respect to such Share.

Back-Up Withholding. In certain cases, the Fund will be required to withhold (as “backup withholding”) from any distributions paid to a Shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to the Fund that such Shareholder is not subject to back-up withholding; or (iv) has not certified that such Shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Back-up withholding is not an additional tax and any amount withheld may be credited against a Shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of the Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or a group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its Shareholders. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Certain Investments. The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund’s investment in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Qualified Dividend Income. Dividends reported by the Fund as qualified dividend income will be taxable to noncorporate shareholders at reduced rates. In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and certain non-U.S. corporations that are not “passive foreign investment companies” and that are incorporated in possessions of the U.S. or in certain countries with comprehensive tax treaties with the U.S. Under current IRS guidance, the United States has a comprehensive income tax treaty with China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes). Dividends from a non-U.S. corporation that are not otherwise treated as qualified dividend income may be so treated if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. If 95% or more of the Fund’s gross income (excluding gains attributable to the sale of stock and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) is attributable to qualified dividend income received by the Fund, then the Fund may report all distributions of such income as qualified dividend income.

A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the Shareholder has not held the Shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the Shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the Shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the Shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the Shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that any dividends received by the Fund from a REIT and distributed to a Shareholder generally will be taxable to the Shareholder as ordinary income.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the Shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to Shares of the Fund, substitute payments made to the lender of such Shares may not be deductible. Consult your financial intermediary or tax advisor.

Corporate Dividends Received Deduction. The Fund does not expect dividends that are paid to its corporate Shareholders to be eligible, in the hands of such Shareholders, for the dividends received deduction.

Excess Inclusion Income. Under current law, the Fund serves to block unrelated business taxable income from being realized by their tax-exempt Shareholders. Notwithstanding the foregoing, a tax-exempt Shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt Shareholder within the meaning of Code Section 514(b). Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund Shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those Shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. Shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund Shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a currency other than the Fund’s “functional currency” and the time the Fund actually collects such income or receivables or pays such expenses or liabilities are generally treated as ordinary income or ordinary loss. In general, assuming the Fund’s functional currency for U.S. federal income tax purposes is the U.S. dollar, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gain or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise. The Fund (or a “qualified business unit” of the Fund) may instead treat the RMB as its functional currency. Under those circumstances, the Fund generally would not be expected to recognize gains or losses on its RMB-denominated securities based on the value of the RMB relative to the U.S. dollar, but the Fund may recognize Section 988 gain (or loss) based on fluctuations in the value of the RMB relative to the U.S. dollar between the acquisition and disposition dates of U.S. currency, between the date on which a Fund dividend is declared and the date on which it is paid, and potentially in connection with Fund redemptions.

Income received by the Fund from sources within foreign countries (including, for example, interest and dividends on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. In the case of PRC issuers, gain on the sale of shares may also be subject to foreign tax. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions.

One of the limitations on a shareholder’s ability to claim a credit for foreign taxes is that the amount of the credit claimed cannot exceed the proportion of the shareholder’s total liability equal to the ratio of the shareholder’s taxable income from non-U.S. sources to the shareholder’s total taxable income. In computing that limitation, the portion of Fund distributions that is derived from capital gains on the sale of securities and from currency exchange gain may be treated as income from U.S. sources. As a result, it is possible that shareholders may have insufficient income from non-U.S. sources to claim a full credit for taxes passed through by a Fund, particularly to the extent those taxes are imposed on capital gains or on any portion of the Fund’s income attributable to currency exchange gain.

Passive Foreign Investment Companies. If the Fund holds Shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its Shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to elect to treat the PFIC as a “qualified electing fund” under the Code, in which case, the Fund would generally be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of Shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Reporting. If a Shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual Shareholder or $10 million or more for a corporate Shareholder, the Shareholder must file with the IRS a disclosure statement on Form 8886. Direct Shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, Shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each Shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. Shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses or upon the sale or other disposition of Shares of the Fund.

For taxable years beginning before January 1, 2014, the 30% withholding tax also will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term gain, and/or the Fund may treat such dividends, in whole or in part, as ineligible for this potential exemption from withholding.

Shares of the Fund held by a non-U.S. Shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Ordinary dividends, redemption payments and certain capital gain dividends paid after December 31, 2013 to a non-U.S. Shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. Under current guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the Shareholder’s account is opened before or after January 1, 2014. Withholding with respect to ordinary dividends is currently scheduled to begin on January 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before January 1, 2014. Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2017. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

PRC Taxation. The Fund’s investments in A-Shares will be subject to a number of PRC tax rules and the application of many of those rules is at present uncertain. PRC taxes that may apply to the Fund’s investments include withholding taxes on dividends and interest earned by the Fund, withholding taxes on capital gains, business tax and stamp tax.

The PRC generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in the PRC, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an RQFII, but it is expected that the authorities requiring such withholding with respect to QFIIs and nonresident enterprises generally would be followed in the case of an RQFII that is not a PRC resident for tax purposes and does not have a place of business, an establishment or a permanent establishment in the PRC. It is generally expected that such taxes will be withheld by the payor.

The PRC also generally imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in the PRC, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an RQFII, nor on the methodology for calculating and collecting the tax. The PRC tax authorities are not currently enforcing the collection of withholding tax on capital gains, and at present such taxes likely will not be collected through withholding. However, the tax authorities may at any time begin to seek collection of such taxes, including, potentially, on a retrospective basis without prior warning. If such taxes are collected from the Sub-Adviser, with respect to investments that it holds on the Fund’s behalf, the Sub-Adviser will pass the liability on to the Fund.

The sale or other transfer by the Sub-Adviser of A-Shares or B-Shares will be subject to PRC Stamp Duty at a rate of 0.1% on the transacted value. The Sub-Adviser will not be subject to PRC Stamp Duty when it acquires A-Shares and B-Shares.

In the absence of specific guidance, RQFIIs such as the Sub-Adviser may be potentially subject to PRC business tax at a rate of 5% in respect of capital gains derived from the trading of A-Shares. Existing guidance provides a business tax exemption for QFIIs in respect of their gains derived from the trading of PRC securities, but does not explicitly apply to RQFIIs. In practice, the PRC tax authorities have not actively enforced the collection of business tax on such gains.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders. The applicability of reduced treaty rates of withholding in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain.

In light of this uncertainty, the Fund presently plans to reserve 10% of its realized and unrealized gains from it’s a-Share investments to meet any potential withholding tax liability. The Fund’s withholding provision may be excessive or inadequate to meet actual Chinese tax liabilities with respect to the Fund’s investments. The Fund will be liable to the Sub-Adviser for any PRC tax that is imposed on the Sub-Adviser with respect to the Fund’s investments in excess of such provision.

Miscellaneous Information

Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as the Trust’s independent registered public accounting firm, audits the Fund’s financial statements, and may perform other services.

Financial Statements

The Fund had not commenced operations as of the date of this SAI and therefore does not yet have financial information.

License Agreement and Disclaimers

The information contained herein regarding the Underlying Index was provided by CSI.

The Fund is neither sponsored nor promoted, distributed or in any other manner supported by CSI. CSI Indices are compiled and calculated by CSI. CSI will apply all necessary means to ensure the accuracy of the Underlying Index. However, neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be under any obligation to advise any person of any error therein. All copyright in the Underlying Index values and constituent lists vests in CSI. Neither the publication of the Underlying Index by CSI nor the granting of a license regarding the Underlying Index as well as the Index Trademark for the utilization in connection with the Fund, which derived from the Underlying Index, represents a recommendation by CSI for a capital investment or contains in any manner a warranty or opinion by CSI with respect to the attractiveness on an investment in the Fund.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

Harvest Global Investments Limited

If an adviser exercises voting authority with respect to client securities, Advisers Act Rule 206(4)-6 requires the adviser to adopt and implement written policies and procedures reasonably designed to ensure that client securities are voted in the best interest of the client.

This is consistent with legal interpretations which hold that an adviser’s fiduciary duty includes handling the voting of proxies on securities held in client accounts over which the adviser exercises investment or voting discretion, in a manner consistent with the best interest of the client.

Absent unusual circumstances, the Firm exercises voting authority with respect to securities held in client accounts pursuant to provisions in its advisory agreements. Accordingly, the Firm has adopted these policies and procedures with the aim of meeting the following requirements of Rule 206(4)-6:

➢	ensuring that proxies are voted in the best interest of clients;

➢	addressing material conflicts that may arise between the Firm’s interests and those of its clients in the voting of proxies;

➢	disclosing to clients how they may obtain information on how the Firm voted proxies with respect to the client’s securities;

➢	describing to clients the Firm’s proxy voting policies and procedures and, upon request, furnishing a copy of the policies and procedures to the requesting client.

A-1

PART C – OTHER INFORMATION

Item 28.	Exhibits

(a)(1)

Certificate of Trust of DBX ETF Trust (the “Registrant” or the “Trust”), dated October 7, 2010, incorporated by reference to the Trust’s Registration Statement, filed with the Securities and Exchange Commission (the “SEC”) on October 25, 2010.

(a)(2)	Agreement and Declaration of Trust dated October 7, 2010, incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, filed with the SEC on February 9, 2011.

(b)	Bylaws of the Trust dated October 7, 2010, incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, filed with the SEC on February 9, 2011.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(d)(2)	Investment Sub-Advisory Agreement dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(d)(3)

Form of Amended Schedule A dated July 25, 2013 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on September 30, 2013.

(d)(4)

Investment Sub-Advisory Agreement dated March 25, 2013 between DBX Advisors LLC and RREEF Americas L.L.C., incorporated by reference to Post-Effective Amendment No. 11, filed with the SEC on May 21, 2013.

(d)(5)

Investment Sub-Advisory Agreement dated March 25, 2013 between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 12, filed with the SEC on May 21, 2013.

(d)(6)

Form of Investment Sub-Advisory Agreement dated March 25, 2013 and revised July 25, 2013 between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on September 30, 2013.

(d)(7)

Investment Sub-Advisory Agreement dated March 25, 2013 between DBX Advisors LLC and RREEF Americas L.L.C., incorporated by reference to Post-Effective Amendment No. 11, filed with the SEC on May 21, 2013.

(d)(8)

Form of Investment Sub-Advisory Agreement dated August 15, 2013 between DBX Advisors, LLC and Harvest Global Investments Limited, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(d)(9)	Form of Amended Appendix A to the Investment Sub-Advisory Agreement dated August 15, 2013 between DBX Advisors, LLC and Harvest Global Investments Limited, to be filed by amendment.

(e)(1)	Distribution Agreement dated October 11, 2011 between the Registrant and ALPS Distributors, Inc., incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(e)(2)

Form of Amendment No. 3, dated August 15, 2013 to the Distribution Agreement dated October 11, 2011 between the Registrant and ALPS Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(f)	Not applicable.

(g)(1)	Custody Agreement dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(g)(2)

Foreign Custody Manager Agreement dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(g)(3)

Form of Annex I, as revised August 15, 2013, to the Foreign Custody Agreement dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(h)(1)

Fund Administration and Accounting Agreement dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on
May 11, 2011.

(h)(2)

Transfer Agency and Service Agreement dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(3)	Form of Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(4)	Form of Sublicense Agreement between the Registrant and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(5)

Expense Limitation Agreement dated September 28, 2012 between the Registrant and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(i)(1)	Opinion of Dechert LLP, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(i)(2)	Consent of Counsel, Dechert LLP, to be filed by amendment.

(i)(3)

Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest CSI 300 China A-Shares Fund (formerly, the db X-trackers harvest China Fund), incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(i)(4)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Sector Funds, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Share Purchase Agreement dated February 11, 2011 between Registrant and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(p)(2)	Code of Ethics of DBX Advisors LLC, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

2

(p)(3)	TDAM USA Inc.’s Code of Ethics, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(p)(4)	RREEF America L.L.C.’s and Deutsche Investment Management Americas Inc.’s Code of Ethics, incorporated by reference to Post-Effective Amendment No. 11, filed with the SEC on May 21, 2013.

(p)(5)	Code of Ethics of Harvest Global Investments Limited, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(q)	Powers of Attorney of Trustees of the Registrant, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

Item 29.	Persons controlled by or Under Common Control with the Fund.

Not applicable.

Item 30.	Indemnification.

(a) Pursuant to Article IX of the Registrant’s Agreement and Declaration of Trust, the Trust has agreed that no person who is or has been a Trustee, officer, or employee of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the affairs of the Trust; and all persons shall look solely to the Trust property or property of a Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust or such Series.

Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

All Persons extending credit to, contracting with or having any claim against the Trust or a Series shall look only to the assets of the Trust property or the Trust property of such Series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

No person who is or has been a Trustee, officer or employee of the Trust shall be liable to the Trust or to any Shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Without limiting the foregoing limitations of liability, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 31.	Business and Other Connections of Investment Manager.

With respect to each of DBX Advisors LLC (the “Adviser”), the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

3

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

4

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 33.	Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder (collectively, “Records”) at its offices at 60 Wall Street, New York, New York 10005.

(b) DBX Advisors LLC maintains all Records relating to its services as investment adviser to the Registrant at 60 Wall Street, New York, New York 10005.

(c) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(d) The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.	Management Services.

There are no management related service contracts not discussed in Part A or Part B.

Item 35.	Undertakings.

    None.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 20th day of December, 2013.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris	Trustee and Chairman, President,	December 20, 2013
Alex Depetris	Chief Executive Officer and Secretary

/s/ Michael Gilligan	Treasurer, Chief Financial Officer	December 20, 2013
Michael Gilligan	and Controller

/s/ J. David Officer*	Trustee	December 20, 2013
J. David Officer

/s/ Stephen R. Byers*	Trustee	December 20, 2013
Stephen R. Byers

/s/ George O. Elston*	Trustee	December 20, 2013
George O. Elston

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)

6